Schedule of Investments (unaudited)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$11,121	$8,340,750
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	23,148	23,116,573
7.13%, 02/15/31(a)	12,325	12,307,985
7.50%, 06/01/29(a)(b)	19,249	17,536,247
7.50%, 03/15/33(a)	9,825	9,807,562
7.75%, 04/15/28(a)(b)	18,029	17,024,679
7.88%, 04/01/30(a)(b)	16,345	16,832,195
9.00%, 09/15/28(a)(b)	14,415	15,103,187
CMG Media Corp., 8.88%, 06/18/29(a)	10,587	10,271,521
Dotdash Meredith Inc., 7.63%, 06/15/32(a)	8,090	7,885,728
Lamar Media Corp.
3.63%, 01/15/31(b)	10,874	10,003,434
3.75%, 02/15/28	11,369	10,982,281
4.00%, 02/15/30(b)	10,799	10,246,585
4.88%, 01/15/29(b)	8,247	8,099,039
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	47,232	45,710,185
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	9,657	9,193,957
4.63%, 03/15/30(a)(b)	9,400	8,923,365
5.00%, 08/15/27(a)	13,101	12,969,150
7.38%, 02/15/31(a)(b)	8,806	9,246,009
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	21,183	20,389,008
		283,989,440
Aerospace & Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	11,700	12,004,890
Bombardier Inc.
6.00%, 02/15/28(a)(b)	12,824	12,909,267
6.75%, 06/15/33(a)(b)	9,355	9,615,265
7.00%, 06/01/32(a)(b)	13,717	14,190,086
7.25%, 07/01/31(a)(b)	13,919	14,534,303
7.45%, 05/01/34(a)	8,980	9,704,075
7.50%, 02/01/29(a)(b)	13,950	14,486,963
7.88%, 04/15/27(a)(b)	2,180	2,191,301
8.75%, 11/15/30(a)(b)	14,072	15,143,217
Efesto Bidco Spa/U.S. LLC, 7.50%, 02/15/32(a)(b)	13,050	13,311,015
Goat Holdco LLC, 6.75%, 02/01/32(a)	15,696	15,822,616
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	1,313	1,267,436
Moog Inc., 4.25%, 12/15/27(a)	11,094	10,838,922
Spirit AeroSystems Inc.
4.60%, 06/15/28	14,174	13,945,158
9.38%, 11/30/29(a)	12,610	13,324,205
9.75%, 11/15/30(a)	23,713	26,079,632
TransDigm Inc.
4.63%, 01/15/29	20,012	19,566,016
4.88%, 05/01/29(b)	12,362	12,130,535
6.00%, 01/15/33(a)	26,580	26,711,271
6.38%, 03/01/29(a)	47,385	48,496,226
6.38%, 05/31/33(a)(b)	47,315	47,615,545
6.63%, 03/01/32(a)	38,842	39,940,024
6.75%, 08/15/28(a)	39,930	40,743,055
6.88%, 12/15/30(a)(b)	24,765	25,665,753
7.13%, 12/01/31(a)	17,060	17,763,664
		478,000,440
Security	Par (000)	Value
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	$10,341	$10,326,510
6.00%, 06/15/30(a)(b)	19,990	20,117,776
Turning Point Brands Inc., 7.63%, 03/15/32(a)(b)	6,966	7,297,115
		37,741,401
Airlines — 0.8%
Air Canada, 3.88%, 08/15/26(a)	15,850	15,679,921
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	9,887	9,880,860
American Airlines Inc.
7.25%, 02/15/28(a)(b)	14,857	15,160,284
8.50%, 05/15/29(a)(b)	16,610	17,359,526
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	14	14,345
5.75%, 04/20/29(a)(b)	52,322	52,304,161
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	36,667	35,451,493
OneSky Flight LLC, 8.88%, 12/15/29(a)	10,850	11,430,985
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 03/12/30, (8.00 % in Cash and 4.00 % in PIK)(a)(b)(d)	2,600	1,663,753
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	18,487	17,463,900
7.88%, 05/01/27(a)	8,599	8,628,426
9.50%, 06/01/28(a)(b)	9,343	9,576,566
		194,614,220
Apparel — 0.6%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00 % Cash and 10.75 % PIK)(a)(d)	17,051	17,776,943
Champ Acquisition Corp., 8.38%, 12/01/31(a)(b)	9,987	10,565,697
Crocs Inc.
4.13%, 08/15/31(a)(b)	7,429	6,715,313
4.25%, 03/15/29(a)(b)	6,616	6,293,541
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	12,403	13,054,281
Kontoor Brands Inc., 4.13%, 11/15/29(a)	8,234	7,648,082
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	10,402	9,522,812
S&S Holdings LLC, 8.38%, 10/01/31(a)(b)	11,250	10,778,607
Under Armour Inc., 7.25%, 07/15/30(a)(b)	6,980	7,121,488
VF Corp.
2.80%, 04/23/27	10,002	9,548,524
2.95%, 04/23/30(b)	13,982	11,851,718
6.00%, 10/15/33(b)	5,361	4,940,099
6.45%, 11/01/37	5,347	4,717,350
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	10,251	10,165,248
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	10,592	9,545,840
		140,245,543
Auto Manufacturers — 1.2%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	19,302	17,640,856
4.75%, 10/01/27(a)	8,265	8,181,909
5.88%, 06/01/29(a)(b)	10,478	10,544,829
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	19,166	18,279,717
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	8,776	8,612,531
5.50%, 07/15/29(a)(b)	9,368	9,332,738
5.88%, 01/15/28(a)(b)	8,885	8,912,082

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)(b)	$14,343	$14,669,124
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	7,960	7,960,000
New Flyer Holdings Inc., 9.25%, 07/01/30(a)(b)	8,300	8,833,163
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	7,150	6,460,058
2.75%, 03/09/28(a)(b)	10,530	9,761,208
5.30%, 09/13/27(a)	8,160	8,098,800
5.55%, 09/13/29(a)	5,520	5,382,297
6.95%, 09/15/26(a)	525	532,899
7.05%, 09/15/28(a)	12,835	13,223,452
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	44,995	43,894,655
4.81%, 09/17/30(a)(b)	46,315	42,565,415
7.50%, 07/17/30(a)	13,380	13,804,038
7.75%, 07/17/32(a)(b)	7,979	8,259,968
8.13%, 07/17/35(a)	13,010	13,657,640
PM General Purchaser LLC, 9.50%, 10/01/28(a)(b)	11,106	8,634,915
Wabash National Corp., 4.50%, 10/15/28(a)(b)	7,403	6,626,152
		293,868,446
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	10,607	10,857,483
7.50%, 02/15/33(a)(b)	15,110	15,408,589
8.25%, 04/15/31(a)(b)	10,094	10,551,087
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	10,985	9,967,106
6.50%, 04/01/27(b)	10,443	10,452,618
6.88%, 07/01/28(b)	8,360	8,327,941
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)(e)	6,810	6,854,892
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)(b)	15,901	16,257,659
6.75%, 02/15/30(a)(b)	18,330	18,898,780
8.50%, 05/15/27(a)(b)	15,058	15,149,688
Cooper-Standard Automotive Inc.
5.63%, 05/15/27, (5.63% PIK)(a)(b)(d)	7,025	6,006,368
13.50%, 03/31/27, (13.50% Cash)(a)(b)(d)	6,677	7,006,219
Dana Inc.
4.25%, 09/01/30(b)	7,127	7,013,565
4.50%, 02/15/32(b)	6,477	6,320,519
5.38%, 11/15/27	7,568	7,581,297
5.63%, 06/15/28(b)	8,202	8,206,552
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	11,676	9,215,179
Forvia SE, 8.00%, 06/15/30(a)(b)	9,725	10,129,295
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	15,520	16,106,192
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	14,966	14,901,556
5.00%, 07/15/29(b)	14,819	14,376,078
5.25%, 04/30/31(b)	10,148	9,637,498
5.25%, 07/15/31(b)	11,755	11,153,847
5.63%, 04/30/33(b)	8,628	8,097,376
6.63%, 07/15/30(b)	8,365	8,511,714
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(b)(d)	7,579	7,588,064
7.75%, 11/15/30, (7.75 % in Cash and 8.5 % in PIK)(a)(d)	9,287	9,532,372
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(a)(d)	8,295	8,527,857
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Phinia Inc.
6.63%, 10/15/32(a)(b)	$9,577	$9,755,971
6.75%, 04/15/29(a)	10,507	10,812,638
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)	10,729	7,373,043
Tenneco Inc., 8.00%, 11/17/28(a)	35,521	35,256,220
Titan International Inc., 7.00%, 04/30/28(b)	8,602	8,596,883
ZF North America Capital Inc.
6.75%, 04/23/30(a)	14,191	13,504,341
6.88%, 04/14/28(a)	11,018	10,997,682
6.88%, 04/23/32(a)(b)	13,142	12,263,108
7.13%, 04/14/30(a)(b)	10,615	10,289,122
		411,486,399
Banks — 0.3%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	19,483	21,465,999
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	9,595	9,600,450
12.00%, 10/01/28(a)(b)	12,492	13,360,406
12.25%, 10/01/30(a)(b)	8,331	9,215,294
Standard Chartered PLC, 7.01%(a)(b)(e)(f)	9,260	9,552,616
Walker & Dunlop Inc., 6.63%, 04/01/33(a)(b)	7,165	7,304,933
		70,499,698
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	15,541	14,990,892
6.25%, 04/01/29(a)(b)	12,513	12,538,720
		27,529,612
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)(b)	8,380	6,429,325
Building Materials — 2.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(a)	6,899	3,087,302
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/33(a)	8,365	8,506,947
10.25%, 10/15/28(a)(b)	9,709	10,303,424
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	8,835	8,570,925
Builders FirstSource Inc.
4.25%, 02/01/32(a)	23,441	21,633,668
5.00%, 03/01/30(a)	10,557	10,334,017
6.38%, 06/15/32(a)(b)	13,538	13,844,054
6.38%, 03/01/34(a)	18,554	18,826,911
6.75%, 05/15/35(a)(b)	13,775	14,123,506
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	12,531	11,481,779
Cornerstone Building Brands Inc.
6.13%, 01/15/29(a)(b)	5,516	4,061,720
9.50%, 08/15/29(a)	8,788	8,055,438
CP Atlas Buyer Inc.
9.75%, 07/15/30(a)(b)	1,745	1,760,670
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(a)(b)(d)	8,764	8,325,021
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	49,584	50,556,293
6.75%, 07/15/31(a)(b)	9,428	9,709,614
Griffon Corp., 5.75%, 03/01/28(b)	17,990	17,911,177
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	285	282,836
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	7,851	7,448,070

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
JELD-WEN Inc., 7.00%, 09/01/32(a)(b)	$6,127	$4,596,843
Knife River Corp., 7.75%, 05/01/31(a)	9,327	9,786,485
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	7,110	6,754,413
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	14,572	14,808,635
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	13,082	13,356,526
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	9,240	8,795,026
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	12,306	12,217,818
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(a)(b)	10,681	8,107,816
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	69,585	71,366,028
6.75%, 03/01/33(a)(b)	25,915	26,579,053
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)(b)	21,666	21,594,459
8.88%, 11/15/31(a)(b)	20,213	21,271,898
Standard Building Solutions Inc., 6.25%, 08/01/33(a)(b)	7,772	7,846,038
Standard Industries Inc./New York
3.38%, 01/15/31(a)	19,917	17,792,452
4.38%, 07/15/30(a)	29,487	27,916,496
4.75%, 01/15/28(a)	18,573	18,317,794
5.00%, 02/15/27(a)	16,367	16,358,700
6.50%, 08/15/32(a)	19,097	19,501,035
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	8,885	8,176,315
		563,967,202
Chemicals — 3.3%
Ashland Inc.
3.38%, 09/01/31(a)(b)	9,486	8,352,464
6.88%, 05/15/43(b)	3,978	4,104,150
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(b)(d)	9,150	4,735,413
11.18%, 09/30/29, (10.43% Cash and 11.18% PIK)(a)(d)	10,486	9,647,211
Avient Corp.
6.25%, 11/01/31(a)	12,658	12,702,999
7.13%, 08/01/30(a)	14,572	14,967,921
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	9,921	10,317,205
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	13,207	12,380,480
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	10,013	9,924,718
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	12,870	13,014,800
6.67%, 07/15/27(b)	18,218	18,670,389
6.75%, 04/15/33(b)	20,140	20,312,942
6.83%, 07/15/29(b)	14,250	14,802,387
6.85%, 11/15/28(b)	17,795	18,525,040
6.88%, 07/15/32(b)	19,270	19,949,806
7.05%, 11/15/30	19,050	19,839,143
7.20%, 11/15/33(b)	19,255	20,102,355
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)(b)	16,512	17,280,447
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	10,980	9,299,647
5.38%, 05/15/27(b)	9,586	9,390,819
5.75%, 11/15/28(a)(b)	13,691	12,574,239
Security	Par (000)	Value
Chemicals (continued)
8.00%, 01/15/33(a)(b)	$11,560	$10,753,352
Consolidated Energy Finance SA
5.63%, 10/15/28(a)(b)	9,220	7,720,660
12.00%, 02/15/31(a)(b)	10,916	9,824,400
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	10,779	10,699,751
Element Solutions Inc., 3.88%, 09/01/28(a)	15,857	15,275,817
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.366%)(b)(e)	13,545	14,003,254
GPD Companies Inc., 12.50%, 12/31/29(a)(b)	5,721	4,976,932
HB Fuller Co.
4.00%, 02/15/27	5,849	5,740,016
4.25%, 10/15/28(b)	6,704	6,465,580
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	6,545	5,705,934
Huntsman International LLC
2.95%, 06/15/31	5,075	4,269,205
4.50%, 05/01/29	10,020	9,523,522
5.70%, 10/15/34	5,110	4,709,211
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)(b)	7,953	7,956,301
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	7,925	7,804,708
7.50%, 04/15/29(a)(b)	13,631	13,530,511
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	4,605	4,688,903
Ingevity Corp., 3.88%, 11/01/28(a)(b)	11,401	10,849,158
Innophos Holdings Inc., 11.50%, 06/15/29(a)(b)	9,043	9,154,048
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	19,000	18,775,083
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	7,342	6,621,095
Methanex Corp.
5.13%, 10/15/27	13,544	13,476,004
5.25%, 12/15/29(b)	13,953	13,820,184
5.65%, 12/01/44(b)	4,568	3,559,268
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	11,617	11,515,288
Minerals Technologies Inc., 5.00%, 07/01/28(a)	8,154	8,027,042
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	10,773	10,288,215
5.25%, 06/01/27(a)	21,320	21,237,155
7.00%, 12/01/31(a)(b)	8,245	8,606,976
8.50%, 11/15/28(a)	6,426	6,748,347
9.00%, 02/15/30(a)	11,371	12,218,617
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	6,906	6,406,712
OCI NV, 6.70%, 03/16/33(a)	9,160	10,144,700
Olin Corp.
5.00%, 02/01/30(b)	9,825	9,409,825
5.63%, 08/01/29(b)	12,866	12,699,047
6.63%, 04/01/33(a)(b)	12,315	11,983,740
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	13,719	13,063,088
6.25%, 10/01/29(a)(b)	6,755	6,470,721
7.13%, 10/01/27(a)(b)	6,270	6,367,179
7.25%, 06/15/31(a)(b)	13,840	14,134,100
9.75%, 11/15/28(a)	24,225	25,395,673
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	8,513	9,165,717
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)	20,716	20,114,588
6.63%, 05/01/29(a)	13,622	13,466,410

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	$12,192	$12,124,508
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	13,497	13,120,791
SNF Group SACA
3.13%, 03/15/27(a)(b)	6,877	6,641,650
3.38%, 03/15/30(a)(b)	7,475	6,864,318
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29, (5.13% Cash and 2.50% PIK)(a)(b)(d)	5,927	3,348,670
Tronox Inc., 4.63%, 03/15/29(a)(b)	19,687	15,316,681
Vibrantz Technologies Inc., 9.00%, 02/15/30(a)(b)	13,312	8,519,680
WR Grace Holdings LLC
4.88%, 06/15/27(a)	13,972	13,893,241
5.63%, 08/15/29(a)(b)	21,246	19,587,199
7.38%, 03/01/31(a)(b)	6,984	7,188,610
		844,865,960
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)(b)	8,065	8,522,697
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	7,515	5,741,347
SunCoke Energy Inc., 4.88%, 06/30/29(a)	9,815	8,975,475
		23,239,519
Commercial Services — 5.4%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	19,532	18,684,893
4.88%, 07/15/32(a)(b)	14,462	13,743,492
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	8,036	7,939,416
Albion Financing 1 SARL / Aggreko Holdings Inc., 7.00%, 05/21/30(a)	24,990	25,721,857
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	40,576	42,549,495
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	16,042	15,613,144
6.88%, 06/15/30(a)(b)	17,685	18,105,302
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)(b)	21,340	20,702,179
4.63%, 06/01/28(a)	13,125	12,769,172
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	9,085	8,615,696
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	7,550	6,934,325
4.63%, 10/01/27(a)(b)	10,652	10,415,244
APi Group DE Inc.
4.13%, 07/15/29(a)(b)	6,078	5,774,240
4.75%, 10/15/29(a)	5,055	4,869,164
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	9,108	8,726,490
5.38%, 03/01/29(a)(b)	10,997	10,528,624
5.75%, 07/15/27(a)(b)	6,766	6,724,180
5.75%, 07/15/27(a)(b)	5,471	5,443,358
8.00%, 02/15/31(a)(b)	9,465	9,664,995
8.25%, 01/15/30(a)(b)	12,655	13,022,438
8.38%, 06/15/32(a)(b)	10,955	11,301,261
Security	Par (000)	Value
Commercial Services (continued)
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	$21,970	$22,176,188
Block Inc.
3.50%, 06/01/31(b)	18,851	17,276,154
6.50%, 05/15/32(b)	31,129	31,944,206
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	40,968	43,315,917
Brink's Co. (The)
4.63%, 10/15/27(a)	11,794	11,620,176
6.50%, 06/15/29(a)(b)	7,666	7,853,817
6.75%, 06/15/32(a)	9,220	9,496,637
Carriage Services Inc., 4.25%, 05/15/29(a)(b)	8,052	7,535,984
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	10,706	9,912,832
Cimpress PLC, 7.38%, 09/15/32(a)(b)	10,446	10,210,762
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	17,250	16,488,947
4.88%, 07/01/29(a)(b)	17,316	16,217,172
CoreCivic Inc., 8.25%, 04/15/29(b)	10,379	10,974,744
CPI CG Inc., 10.00%, 07/15/29(a)	5,007	5,203,287
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	9,940	10,146,086
Deluxe Corp.
8.00%, 06/01/29(a)(b)	9,079	8,710,702
8.13%, 09/15/29(a)(b)	8,820	9,080,067
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	9,330	9,740,613
8.63%, 05/15/32(a)(b)	11,366	12,097,686
9.00%, 05/15/28(a)(b)	18,846	19,862,289
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	11,913	11,807,086
6.00%, 06/01/29(a)(b)	9,046	8,872,887
7.75%, 02/15/28(a)(b)	8,426	8,677,364
8.25%, 08/01/32(a)	10,145	10,460,067
8.38%, 11/15/32(a)	18,025	18,567,210
GEO Group Inc. (The)
8.63%, 04/15/29	12,627	13,406,399
10.25%, 04/15/31	12,202	13,415,207
Grand Canyon University, 5.13%, 10/01/28(b)	6,961	6,718,217
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	23,566	23,471,137
6.63%, 06/15/29(a)(b)	16,080	16,462,575
7.00%, 06/15/30(a)	26,825	27,724,593
7.25%, 06/15/33(a)(b)	19,625	20,321,962
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	8,288	7,496,426
5.00%, 12/01/29(a)(b)	17,091	12,005,922
12.63%, 07/15/29(a)(b)	22,276	23,272,446
Korn Ferry, 4.63%, 12/15/27(a)	7,731	7,603,135
Matthews International Corp., 8.63%, 10/01/27(a)(b)	6,495	6,753,800
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	14,819	14,642,045
Mobius Merger Sub Inc., 9.00%, 06/01/30(a)(b)	8,983	8,243,291
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	17,703	17,260,575
OT Midco Inc., 10.00%, 02/15/30(a)(b)	11,270	9,184,825
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(a)(b)	6,972	6,383,739
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	18,604	17,935,090
6.25%, 01/15/28(a)(b)	21,280	21,278,476
PROG Holdings Inc., 6.00%, 11/15/29(a)	10,581	10,210,665

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	$23,995	$24,235,595
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	25	24,800
9.50%, 08/01/29(a)	19,969	20,403,725
10.88%, 08/01/29(a)	8,906	8,675,942
Service Corp. International/U.S.
3.38%, 08/15/30(b)	15,702	14,308,828
4.00%, 05/15/31(b)	14,728	13,662,294
4.63%, 12/15/27(b)	9,972	9,870,241
5.13%, 06/01/29(b)	13,977	13,849,903
5.75%, 10/15/32(b)	15,060	15,095,692
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)(b)	31,260	32,291,424
Signal Parent Inc., 6.13%, 04/01/29(a)(b)	4,450	1,535,250
Sotheby's, 7.38%, 10/15/27(a)(b)	13,556	13,282,785
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(a)(b)	5,344	4,806,962
TriNet Group Inc.
3.50%, 03/01/29(a)(b)	9,762	9,079,699
7.13%, 08/15/31(a)(b)	7,998	8,230,310
United Rentals North America Inc.
3.75%, 01/15/32	13,658	12,440,800
3.88%, 11/15/27	13,164	12,822,593
3.88%, 02/15/31(b)	20,055	18,712,528
4.00%, 07/15/30(b)	13,448	12,722,552
4.88%, 01/15/28(b)	28,171	27,997,540
5.25%, 01/15/30(b)	14,188	14,150,416
5.50%, 05/15/27(b)	6,785	6,786,384
6.13%, 03/15/34(a)(b)	19,814	20,315,354
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	9,066	8,840,783
Valvoline Inc., 3.63%, 06/15/31(a)(b)	10,722	9,651,861
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	19,711	21,364,300
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	6,247	6,132,422
VT Topco Inc., 8.50%, 08/15/30(a)(b)	10,036	10,685,691
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	23,758	24,945,211
WEX Inc., 6.50%, 03/15/33(a)(b)	10,850	10,989,184
Williams Scotsman Inc.
4.63%, 08/15/28(a)	8,874	8,729,617
6.63%, 06/15/29(a)	9,361	9,593,275
6.63%, 04/15/30(a)(b)	9,325	9,615,012
7.38%, 10/01/31(a)(b)	9,410	9,823,315
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	10,108	7,649,772
		1,363,210,430
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	7,806	7,839,449
Amentum Holdings Inc., 7.25%, 08/01/32(a)	19,812	20,494,959
ASGN Inc., 4.63%, 05/15/28(a)	10,565	10,285,841
CACI International Inc., 6.38%, 06/15/33(a)	18,455	18,870,994
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	9,770	9,284,759
Crane NXT Co., 4.20%, 03/15/48(b)	4,950	2,894,049
Crowdstrike Holdings Inc., 3.00%, 02/15/29	14,392	13,469,735
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(b)	17,581	18,653,195
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(b)	14,943	15,682,424
Insight Enterprises Inc., 6.63%, 05/15/32(a)(b)	10,438	10,674,166
KBR Inc., 4.75%, 09/30/28(a)(b)	4,074	3,926,318
McAfee Corp., 7.38%, 02/15/30(a)(b)	36,522	33,862,800
NCR Atleos Corp., 9.50%, 04/01/29(a)	25,049	27,136,959
Security	Par (000)	Value
Computers (continued)
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	$12,547	$12,341,882
5.13%, 04/15/29(a)(b)	7,978	7,818,630
Science Applications International Corp., 4.88%, 04/01/28(a)	8,230	8,095,686
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	8,495	8,117,955
4.13%, 01/15/31(a)	1,575	1,390,044
5.75%, 12/01/34(a)	7,969	7,493,251
5.88%, 07/15/30(a)	7,145	7,217,893
8.25%, 12/15/29(a)(b)	7,268	7,746,832
8.50%, 07/15/31(a)(b)	7,520	7,942,040
9.63%, 12/01/32(a)	12,341	13,898,753
Unisys Corp., 10.63%, 01/15/31(a)(b)	13,050	13,681,750
Virtusa Corp., 7.13%, 12/15/28(a)(b)	6,648	6,351,430
		295,171,794
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	10,407	9,842,235
5.50%, 06/01/28(a)(b)	15,466	15,349,703
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	18,240	18,423,053
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	14,433	14,073,537
4.90%, 12/15/44(b)	4,465	3,571,127
6.13%, 09/30/32(b)	13,312	13,451,323
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	12,458	11,400,392
5.13%, 01/15/28(a)	8,761	8,687,959
		94,799,329
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	8,748	8,244,642
4.00%, 01/15/28(a)(b)	14,474	14,088,718
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)(b)	9,226	9,032,827
Gates Corp./DE, 6.88%, 07/01/29(a)	10,403	10,705,519
RB Global Holdings Inc.
6.75%, 03/15/28(a)	11,813	12,092,275
7.75%, 03/15/31(a)(b)	15,803	16,561,418
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	6,047	5,655,534
6.50%, 07/15/32(a)(b)	11,422	11,586,956
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	9,526	9,638,569
Windsor Holdings III LLC, 8.50%, 06/15/30(a)(b)	15,221	16,133,529
		113,739,987
Diversified Financial Services — 5.2%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	9,179	9,169,313
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	9,362	9,619,352
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(e)	9,630	9,559,107
6.70%, 02/14/33(b)	9,644	10,014,990
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	7,124	7,124,249
10.00%, 08/15/30(a)(b)	12,017	13,103,565
Armor Holdco Inc., 8.50%, 11/15/29(a)	6,651	6,390,871

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Azorra Finance Ltd.
7.25%, 01/15/31(a)	$5,540	$5,654,293
7.75%, 04/15/30(a)(b)	10,787	11,234,855
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(e)	7,000	7,230,566
9.75%, 03/15/29(a)(b)	14,942	16,029,299
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	7,721	7,699,900
6.88%, 04/15/30(a)	7,171	7,153,772
7.50%, 07/15/33(a)	5,530	5,565,945
9.25%, 07/01/31(a)(b)	12,522	13,241,629
Cobra AcquisitionCo LLC
6.38%, 11/01/29(a)(b)	6,479	5,650,775
12.25%, 11/01/29(a)(b)	3,560	3,702,400
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	19,665	18,502,338
3.63%, 10/01/31(a)(b)	14,000	12,529,969
Credit Acceptance Corp.
6.63%, 03/15/30(a)	9,402	9,521,123
9.25%, 12/15/28(a)(b)	11,191	11,835,423
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	9,560	10,119,401
9.25%, 04/01/29(a)	9,865	10,390,222
Enova International Inc.
9.13%, 08/01/29(a)	9,174	9,605,467
11.25%, 12/15/28(a)	7,040	7,493,524
EZCORP Inc., 7.38%, 04/01/32(a)(b)	6,435	6,701,795
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	19,555	19,983,524
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(b)	11,425	11,685,204
9.13%, 05/15/31(a)	12,716	13,218,473
9.25%, 02/01/29(a)	19,972	20,816,552
GGAM Finance Ltd.
5.88%, 03/15/30(a)	7,169	7,160,338
6.88%, 04/15/29(a)	7,311	7,531,880
8.00%, 02/15/27(a)	11,900	12,253,956
8.00%, 06/15/28(a)	10,939	11,571,241
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	20,427	21,093,691
goeasy Ltd.
7.38%, 10/01/30(a)(b)	6,920	7,055,729
7.63%, 07/01/29(a)(b)	11,363	11,701,032
9.25%, 12/01/28(a)(b)	9,919	10,498,944
Series 144*, 6.88%, 05/15/30(a)(b)	7,230	7,243,932
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)	5,759	3,347,419
Hightower Holding LLC
6.75%, 04/15/29(a)(b)	5,943	5,913,285
9.13%, 01/31/30(a)(b)	7,604	8,081,197
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	8,912	8,535,798
6.13%, 11/01/32(a)	27,385	27,170,419
6.75%, 05/01/33(a)(b)	22,600	23,128,411
7.13%, 04/30/31(a)(b)	22,785	23,532,927
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	19,790	19,084,401
6.63%, 10/15/31(a)	9,561	9,512,405
Jefferson Capital Holdings LLC
6.00%, 08/15/26(a)(b)	4,028	4,016,875
Security	Par (000)	Value
Diversified Financial Services (continued)
8.25%, 05/15/30(a)(b)	$9,575	$9,990,009
9.50%, 02/15/29(a)	8,101	8,548,694
LD Holdings Group LLC
6.13%, 04/01/28(a)(b)	8,674	7,438,117
8.75%, 11/01/27(a)(b)	5,751	5,411,111
LFS Topco LLC, 8.75%, 07/15/30(a)	7,200	6,964,103
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	7,158	6,706,190
6.50%, 05/01/28(a)	17,781	17,627,704
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	9,562	9,543,832
5.50%, 08/15/28(a)	13,301	13,283,088
5.75%, 11/15/31(a)(b)	11,430	11,556,942
6.00%, 01/15/27(a)	11,561	11,572,977
6.50%, 08/01/29(a)	13,830	14,145,453
7.13%, 02/01/32(a)(b)	18,137	18,939,514
Navient Corp.
4.88%, 03/15/28	9,419	9,191,313
5.00%, 03/15/27(b)	12,841	12,699,551
5.50%, 03/15/29(b)	13,219	12,931,446
5.63%, 08/01/33(b)	10,555	9,510,421
7.88%, 06/15/32(b)	9,870	10,276,847
9.38%, 07/25/30	9,275	10,135,831
11.50%, 03/15/31	9,159	10,304,360
OneMain Finance Corp.
3.50%, 01/15/27	14,741	14,383,567
3.88%, 09/15/28	9,046	8,627,225
4.00%, 09/15/30(b)	16,249	14,890,592
5.38%, 11/15/29(b)	11,934	11,701,811
6.13%, 05/15/30	5,090	5,098,551
6.63%, 01/15/28(b)	14,356	14,700,123
6.63%, 05/15/29	14,850	15,166,120
6.75%, 03/15/32	10,085	10,233,159
7.13%, 11/15/31(b)	12,650	13,058,911
7.13%, 09/15/32(b)	13,540	13,954,920
7.50%, 05/15/31(b)	12,545	13,074,002
7.88%, 03/15/30	11,155	11,742,445
9.00%, 01/15/29(b)	10,825	11,358,759
Osaic Holdings Inc.
6.75%, 08/01/32(a)	3,710	3,754,747
8.00%, 08/01/33(a)	3,520	3,577,054
10.75%, 08/01/27(a)(b)	4,032	4,032,000
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	7,324	7,306,140
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)(b)	11,181	10,708,738
5.75%, 09/15/31(a)	10,514	10,287,692
6.88%, 05/15/32(a)	15,085	15,369,262
6.88%, 02/15/33(a)(b)	15,000	15,288,165
7.13%, 11/15/30(a)	10,990	11,328,470
7.88%, 12/15/29(a)	12,770	13,477,228
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	9,005	9,021,560
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)(b)	9,265	9,707,927
Planet Financial Group LLC, 10.50%, 12/15/29(a)	10,346	10,556,986
PRA Group Inc.
5.00%, 10/01/29(a)(b)	6,656	6,149,446
8.38%, 02/01/28(a)	7,916	8,097,686
8.88%, 01/31/30(a)(b)	10,160	10,551,668

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	$9,650	$10,098,580
Rfna LP, 7.88%, 02/15/30(a)(b)	8,680	8,816,605
Rocket Companies Inc.
6.13%, 08/01/30(a)(b)	30,010	30,428,715
6.38%, 08/01/33(a)(b)	31,180	31,803,076
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	19,033	18,558,502
3.63%, 03/01/29(a)	13,226	12,493,744
3.88%, 03/01/31(a)(b)	22,762	20,996,060
4.00%, 10/15/33(a)(b)	14,918	13,198,405
SLM Corp.
3.13%, 11/02/26	8,261	8,070,976
6.50%, 01/31/30	10,545	10,953,703
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	6,245	6,357,171
StoneX Group Inc., 7.88%, 03/01/31(a)	11,677	12,267,226
Synchrony Financial, 7.25%, 02/02/33(b)	14,089	14,805,820
TrueNoord Capital DAC, 8.75%, 03/01/30(a)(b)	6,717	6,966,429
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	12,476	12,203,281
5.75%, 06/15/27(a)	9,769	9,767,919
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	16,150	16,157,100
VFH Parent LLC/Valor Co-Issuer Inc., 7.50%, 06/15/31(a)(b)	10,727	11,160,951
		1,318,068,496
Electric — 2.9%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(e)	8,292	7,989,524
7.60%, 01/15/55, (5-year CMT + 3.201%)(b)(e)	16,224	16,386,953
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(b)(e)	12,970	12,590,503
Alpha Generation LLC, 6.75%, 10/15/32(a)	20,257	20,729,454
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	7,805	7,537,177
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)(b)	14,760	14,909,283
Calpine Corp.
3.75%, 03/01/31(a)(b)	14,315	13,458,362
4.50%, 02/15/28(a)(b)	20,621	20,396,813
4.63%, 02/01/29(a)(b)	12,874	12,652,400
5.00%, 02/01/31(a)	15,980	15,794,945
5.13%, 03/15/28(a)(b)	23,648	23,533,590
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	16,722	15,263,145
3.75%, 01/15/32(a)(b)	6,358	5,647,868
4.75%, 03/15/28(a)	17,186	16,897,563
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	9,585	9,824,625
DPL Inc., 4.35%, 04/15/29(b)	6,223	6,068,723
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(e)	8,335	7,989,129
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(e)	8,987	8,812,432
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(e)(f)	27,383	31,377,495
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(e)	9,065	9,471,357
Security	Par (000)	Value
Electric (continued)
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)(b)	$8,103	$7,592,724
Lightning Power LLC, 7.25%, 08/15/32(a)	28,929	30,244,344
NRG Energy Inc.
3.38%, 02/15/29(a)	8,812	8,272,439
3.63%, 02/15/31(a)(b)	18,699	17,117,251
3.88%, 02/15/32(a)	8,585	7,843,200
5.25%, 06/15/29(a)	13,102	12,956,489
5.75%, 01/15/28	13,057	13,097,007
5.75%, 07/15/29(a)	14,990	14,857,114
6.00%, 02/01/33(a)	16,535	16,579,859
6.25%, 11/01/34(a)(b)	16,825	17,048,116
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	13,294	12,888,319
PG&E Corp.
5.00%, 07/01/28(b)	17,299	16,878,185
5.25%, 07/01/30(b)	19,090	18,311,239
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)(e)	25,661	24,762,414
Pike Corp.
5.50%, 09/01/28(a)(b)	13,275	13,220,761
8.63%, 01/31/31(a)(b)	8,385	9,016,743
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	18,630	19,797,542
TransAlta Corp.
6.50%, 03/15/40	4,708	4,565,732
7.75%, 11/15/29	9,488	9,886,003
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	23,118	22,401,492
5.00%, 07/31/27(a)	21,158	21,044,640
5.50%, 09/01/26(a)(b)	12,220	12,213,390
5.63%, 02/15/27(a)(b)	23,471	23,444,018
6.88%, 04/15/32(a)	18,490	19,211,979
7.75%, 10/15/31(a)	26,846	28,413,592
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	7,542	7,361,062
4.50%, 09/15/27(a)(b)	10,921	10,572,418
7.25%, 01/15/29(a)(b)	14,005	14,282,350
8.38%, 01/15/31(a)(b)	14,955	15,686,284
8.63%, 03/15/33(a)(b)	16,845	17,841,786
		744,739,833
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	15,792	14,971,625
4.75%, 06/15/28(a)(b)	11,670	11,337,006
6.50%, 12/31/27(a)(b)	5,410	5,488,905
EnerSys
4.38%, 12/15/27(a)(b)	6,524	6,408,462
6.63%, 01/15/32(a)(b)	5,467	5,618,184
WESCO Distribution Inc.
6.38%, 03/15/29(a)	18,110	18,575,300
6.38%, 03/15/33(a)(b)	15,524	15,892,850
6.63%, 03/15/32(a)(b)	16,161	16,675,081
7.25%, 06/15/28(a)	14,351	14,542,098
Wolverine Escrow LLC, 0.00%, 01/31/33(c)(g)(h)	4,347	—
		109,509,511
Electronics — 0.5%
Atkore Inc., 4.25%, 06/01/31(a)(b)	8,075	7,452,616
Coherent Corp., 5.00%, 12/15/29(a)(b)	19,732	19,311,513
Imola Merger Corp., 4.75%, 05/15/29(a)(b)	37,911	36,782,374

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	$17,823	$16,939,511
5.88%, 09/01/30(a)(b)	11,282	11,291,105
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	14,583	13,305,462
4.38%, 02/15/30(a)(b)	7,866	7,527,001
6.63%, 07/15/32(a)(b)	8,825	9,017,350
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	10,598	10,087,349
		131,714,281
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	14,261	13,670,495
5.00%, 01/31/28(a)	14,033	13,844,040
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	8,580	8,429,298
		35,943,833
Engineering & Construction — 0.6%
AECOM, 6.00%, 08/01/33(a)	13,880	13,992,844
Arcosa Inc.
4.38%, 04/15/29(a)	6,916	6,671,486
6.88%, 08/15/32(a)(b)	10,705	11,058,811
Artera Services LLC, 8.50%, 02/15/31(a)(b)	10,787	8,933,175
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)(b)	6,810	6,907,901
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	25,862	23,473,719
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(a)(b)	7,635	7,599,961
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	9,164	8,882,562
Fluor Corp., 4.25%, 09/15/28(b)	9,245	9,096,323
Global Infrastructure Solutions Inc.
5.63%, 06/01/29(a)	7,168	7,130,813
7.50%, 04/15/32(a)(b)	5,360	5,506,317
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(a)(b)	5,922	5,609,314
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	900	928,891
INNOVATE Corp., 8.50%, 02/01/26(a)(b)	513	446,310
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(a)(b)	6,597	6,721,077
TopBuild Corp.
3.63%, 03/15/29(a)(b)	7,330	6,906,799
4.13%, 02/15/32(a)(b)	8,874	8,178,480
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	7,001	7,871,826
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)(b)	8,082	7,776,883
		153,693,492
Entertainment — 3.2%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	9,811	5,406,057
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28(a)	4,578	1,762,530
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	14,895	12,690,689
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	8,644	8,963,984
Boyne USA Inc., 4.75%, 05/15/29(a)	13,955	13,523,209
Brightstar Lottery PLC
5.25%, 01/15/29(a)	15,483	15,364,883
6.25%, 01/15/27(a)	11,044	11,156,512
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	22,064	20,851,224
Security	Par (000)	Value
Entertainment (continued)
6.00%, 10/15/32(a)(b)	$20,762	$20,039,179
6.50%, 02/15/32(a)	27,340	27,881,778
7.00%, 02/15/30(a)(b)	36,995	38,161,526
Churchill Downs Inc.
4.75%, 01/15/28(a)	12,651	12,477,427
5.50%, 04/01/27(a)	12,437	12,420,460
5.75%, 04/01/30(a)(b)	23,325	23,267,394
6.75%, 05/01/31(a)	10,801	11,028,113
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	15,178	15,070,678
7.00%, 08/01/32(a)(b)	10,445	10,785,350
Empire Resorts Inc., 7.75%, 11/01/26(a)(b)	4,085	4,034,047
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	9,972	9,763,619
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)	9,059	8,832,525
Light & Wonder International Inc.
7.00%, 05/15/28(a)	10,357	10,367,927
7.25%, 11/15/29(a)	10,697	10,984,707
7.50%, 09/01/31(a)(b)	11,838	12,338,570
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	9,640	9,369,406
4.75%, 10/15/27(a)(b)	17,848	17,572,100
6.50%, 05/15/27(a)	16,450	16,637,694
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	9,088	7,933,925
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)(b)	14,739	14,200,074
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	13,105	13,586,438
11.88%, 04/15/31(a)(b)	12,455	12,974,037
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	7,756	7,358,995
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	7,530	6,653,278
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	6,816	7,102,851
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(a)(b)	7,614	7,700,964
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	8,331	7,721,591
5.63%, 01/15/27(a)(b)	9,172	9,117,743
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,986	6,591,600
5.88%, 09/01/31(a)	10,743	6,606,945
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	17,995	16,005,512
4.63%, 04/06/31(a)(b)	6,710	5,558,965
8.45%, 07/27/30(a)(b)	7,307	7,274,655
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)(b)	11,770	11,883,298
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	15,208	14,650,665
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	14,673	14,281,992
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	9,608	9,336,377
5.38%, 04/15/27	10,007	9,993,950
6.50%, 10/01/28(b)	5,804	5,839,967

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	$9,986	$9,959,726
7.25%, 05/15/31(a)(b)	14,724	15,006,362
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	15,364	15,645,269
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	7,522	7,438,589
Starz Capital Holdings LLC, 5.50%, 04/15/29(a)(b)	2,295	1,900,490
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	2,305	2,247,246
Vail Resorts Inc.
5.63%, 07/15/30(a)(b)	4,140	4,162,770
6.50%, 05/15/32(a)(b)	12,563	12,911,575
Voyager Parent LLC, 9.25%, 07/01/32(a)	32,220	34,083,734
Warnermedia Holdings Inc.
3.76%, 03/15/27	665	652,039
4.05%, 03/15/29(b)	12,600	11,830,644
4.28%, 03/15/32	35,955	30,192,852
5.05%, 03/15/42(b)	56,850	38,001,382
5.14%, 03/15/52	15,000	9,264,450
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	13,990	13,882,134
6.25%, 03/15/33(a)(b)	14,915	14,958,761
7.13%, 02/15/31(a)(b)	19,355	20,586,133
		805,849,566
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27(a)	11,458	11,363,904
5.13%, 07/15/29(a)(b)	6,493	6,385,778
6.38%, 02/01/31(a)(b)	9,790	9,996,099
Enviri Corp., 5.75%, 07/31/27(a)(b)	9,432	9,277,327
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	12,111	11,737,964
4.38%, 08/15/29(a)(b)	9,105	8,814,500
4.75%, 06/15/29(a)	12,148	11,877,477
6.75%, 01/15/31(a)(b)	17,472	18,106,892
Madison IAQ LLC
4.13%, 06/30/28(a)	14,217	13,757,590
5.88%, 06/30/29(a)(b)	20,293	19,756,597
Reworld Holding Corp.
4.88%, 12/01/29(a)	14,504	13,851,500
5.00%, 09/01/30(b)	7,866	7,452,193
Waste Pro USA Inc., 7.00%, 02/01/33(a)	16,529	17,149,879
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	8,070	8,337,625
		167,865,325
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(b)	24,917	23,498,181
4.63%, 01/15/27(a)	24,408	24,210,191
4.88%, 02/15/30(a)(b)	18,458	17,991,408
5.88%, 02/15/28(a)	15,578	15,565,709
6.25%, 03/15/33(a)(b)	10,925	11,135,590
6.50%, 02/15/28(a)(b)	13,479	13,688,145
B&G Foods Inc.
5.25%, 09/15/27(b)	9,769	8,675,202
8.00%, 09/15/28(a)(b)	14,864	13,897,877
Security	Par (000)	Value
Food (continued)
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	$7,865	$7,033,439
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(a)(d)	10,253	10,997,022
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	9,015	8,840,363
7.63%, 07/01/29(a)(b)	11,096	11,560,645
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)(b)	9,911	10,472,082
9.63%, 09/15/32(a)(b)	8,539	9,023,750
Froneri Lux FinCo SARL, 6.00%, 08/01/32(a)	5,000	4,979,334
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	7,924	7,359,059
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	19,206	20,043,574
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	18,768	17,854,344
4.38%, 01/31/32(a)(b)	13,804	12,897,921
4.88%, 05/15/28(a)	9,991	9,884,941
Performance Food Group Inc.
4.25%, 08/01/29(a)	18,578	17,861,534
5.50%, 10/15/27(a)	21,163	21,130,456
6.13%, 09/15/32(a)(b)	18,687	18,976,406
Pilgrim's Pride Corp.
3.50%, 03/01/32	16,822	15,106,950
4.25%, 04/15/31	14,994	14,331,448
6.25%, 07/01/33	17,596	18,494,575
6.88%, 05/15/34	9,290	10,161,746
Post Holdings Inc.
4.50%, 09/15/31(a)	19,154	17,704,322
4.63%, 04/15/30(a)(b)	25,141	24,014,764
5.50%, 12/15/29(a)(b)	22,225	22,032,349
6.25%, 02/15/32(a)	17,194	17,515,149
6.25%, 10/15/34(a)(b)	11,090	11,103,896
6.38%, 03/01/33(a)	21,007	20,991,163
Safeway Inc., 7.25%, 02/01/31(b)	5,881	6,298,251
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	16,822	15,918,958
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	10,513	9,722,394
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	9,304	8,962,493
4.75%, 02/15/29(a)	16,464	16,123,821
5.75%, 04/15/33(a)	9,820	9,729,687
6.88%, 09/15/28(a)	10,465	10,777,652
7.25%, 01/15/32(a)(b)	9,361	9,752,870
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	11,078	11,031,183
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	16,835	16,507,025
		603,857,869
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	21,437	21,225,595
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	8,023	8,016,291
10.50%, 05/15/29(a)(b)	11,490	11,790,291
		41,032,177
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(b)	5,718	5,481,734
Domtar Corp., 6.75%, 10/01/28(a)(b)	11,570	10,078,930

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
Magnera Corp.
4.75%, 11/15/29(a)(b)	$9,335	$8,250,630
7.25%, 11/15/31(a)(b)	15,410	14,504,662
Mercer International Inc.
5.13%, 02/01/29(b)	15,836	12,756,569
12.88%, 10/01/28(a)(b)	7,762	7,828,808
		58,901,333
Gas — 0.4%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(e)	16,700	16,827,972
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	10,005	9,947,698
9.38%, 06/01/28(a)(b)	9,497	9,781,797
9.50%, 06/01/30(a)(b)	10,560	11,086,691
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)(b)	23,700	25,594,662
7.75%, 05/01/35(a)	23,300	25,547,679
		98,786,499
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	14,714	13,876,813
4.63%, 07/15/28(a)	29,333	28,675,741
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	27,000	28,150,200
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 2.769%)(b)(e)	8,455	8,524,348
Embecta Corp., 5.00%, 02/15/30(a)(b)	9,570	8,679,469
Hologic Inc.
3.25%, 02/15/29(a)(b)	18,101	17,140,930
4.63%, 02/01/28(a)(b)	8,076	7,955,709
Insulet Corp., 6.50%, 04/01/33(a)(b)	9,950	10,227,844
Medline Borrower LP
3.88%, 04/01/29(a)	78,957	75,299,325
5.25%, 10/01/29(a)(b)	42,403	41,574,526
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	28,891	29,458,506
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	7,351	7,429,215
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	15,268	15,794,318
Teleflex Inc.
4.25%, 06/01/28(a)	9,568	9,265,951
4.63%, 11/15/27	10,051	9,886,272
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	7,467	7,575,734
		319,514,901
Health Care - Services — 4.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	9,260	8,947,851
5.50%, 07/01/28(a)(b)	9,782	9,657,244
7.38%, 03/15/33(a)(b)	10,200	10,501,889
AHP Health Partners Inc., 5.75%, 07/15/29(a)(b)	6,783	6,551,846
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	10,097	9,511,501
4.00%, 03/15/31(a)	10,617	9,742,701
4.25%, 05/01/28(a)(b)	10,127	9,816,660
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	19,602	16,401,732
5.25%, 05/15/30(a)(b)	27,167	23,765,012
5.63%, 03/15/27(a)	32,193	32,243,672
6.00%, 01/15/29(a)	10,222	9,716,215
6.13%, 04/01/30(a)	21,792	15,403,579
Security	Par (000)	Value
Health Care - Services (continued)
6.88%, 04/15/29(a)(b)	$22,129	$17,205,297
9.75%, 01/15/34(a)	21,000	21,134,160
10.88%, 01/15/32(a)(b)	39,319	41,221,332
Concentra Health Services Inc., 6.88%, 07/15/32(a)(b)	13,317	13,683,088
DaVita Inc.
3.75%, 02/15/31(a)(b)	28,185	25,559,828
4.63%, 06/01/30(a)(b)	50,360	48,023,649
6.75%, 07/15/33(a)(b)	18,645	19,228,402
6.88%, 09/01/32(a)(b)	18,580	19,102,730
Encompass Health Corp.
4.50%, 02/01/28(b)	15,370	15,112,230
4.63%, 04/01/31(b)	8,901	8,501,237
4.75%, 02/01/30(b)	15,517	15,167,054
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	10,827	9,899,088
Global Medical Response Inc., 9.50%, 10/31/28, (6.00% PIK)(a)(b)(d)	10,518	10,480,812
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	12,567	12,176,403
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	12,272	11,813,647
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	11,750	12,386,039
IQVIA Inc.
5.00%, 10/15/26(a)	14,746	14,709,822
5.00%, 05/15/27(a)	20,427	20,309,592
6.25%, 06/01/32(a)	23,870	24,477,611
6.50%, 05/15/30(a)(b)	10,926	11,265,088
Kedrion SpA, 6.50%, 09/01/29(a)(b)	15,000	14,454,194
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	8,926	8,390,440
8.38%, 02/15/32(a)	12,505	13,303,997
9.88%, 08/15/30(a)	13,871	14,949,976
10.00%, 06/01/32(a)(b)	14,605	15,161,947
11.00%, 10/15/30(a)(b)	21,073	23,161,229
Molina Healthcare Inc.
3.88%, 11/15/30(a)	12,222	11,036,137
3.88%, 05/15/32(a)(b)	14,220	12,413,874
4.38%, 06/15/28(a)	15,629	14,958,143
6.25%, 01/15/33(a)(b)	13,707	13,523,439
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	13,148	10,833,626
6.75%, 03/31/31, (6.00 % in Cash and 0.75 % in PIK)(a)(b)(d)	13,005	9,916,579
11.50%, 12/31/30, (6.50 % Cash and 5.00 % in PIK)(a)(b)(d)	10,755	10,620,900
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	9,157	8,967,423
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	27,810	27,636,187
Radiology Partners Inc.
8.50%, 07/15/32(a)	13,145	13,281,839
9.78%, 02/15/30, (6.78% PIK)(a)(b)(d)	13,227	13,061,353
RCN Corp., 11.63%, 04/15/23(c)	1,183	—
Select Medical Corp., 6.25%, 12/01/32(a)(b)	10,981	10,952,599
Star Parent Inc., 9.00%, 10/01/30(a)(b)	19,882	20,907,888
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	16,441	16,904,751
Team Health Holdings Inc., 8.38%, 06/30/28(a)	5,880	5,910,047
Tenet Healthcare Corp.
4.25%, 06/01/29	26,105	25,192,761
4.38%, 01/15/30	26,771	25,738,721

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 06/15/28	$10,091	$9,919,405
5.13%, 11/01/27(b)	24,758	24,657,814
6.13%, 10/01/28(b)	38,863	38,865,371
6.13%, 06/15/30(b)	37,414	37,751,811
6.25%, 02/01/27	19,476	19,484,647
6.75%, 05/15/31(b)	23,955	24,648,497
6.88%, 11/15/31(b)	8,016	8,540,606
Toledo Hospital (The)
4.98%, 11/15/45(b)	3,459	2,801,963
6.02%, 11/15/48(b)	6,380	5,853,650
Series B, 5.33%, 11/15/28(b)	7,595	7,598,339
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	19,240	19,657,912
		1,074,775,076
Holding Companies - Diversified — 0.6%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	14,080	14,930,024
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	5,460	4,782,275
5.25%, 04/15/29(a)(b)	19,051	17,697,885
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	12,370	10,607,331
5.25%, 05/15/27(b)	26,079	25,407,560
9.00%, 06/15/30(b)	13,283	12,900,855
9.75%, 01/15/29(b)	12,384	12,507,840
10.00%, 11/15/29(a)(b)	8,685	8,792,920
Prospect Capital Corp.
3.36%, 11/15/26(b)	4,989	4,782,914
3.44%, 10/15/28(b)	5,470	4,939,410
Stena International SA
7.25%, 01/15/31(a)	15,974	16,232,379
7.63%, 02/15/31(a)(b)	7,684	7,897,478
		141,478,871
Home Builders — 1.2%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	7,613	7,887,959
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/33(a)	6,355	6,341,417
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)(b)	6,128	5,789,899
4.63%, 04/01/30(a)	7,108	6,665,549
Beazer Homes USA Inc.
5.88%, 10/15/27(b)	7,284	7,265,096
7.25%, 10/15/29(b)	6,699	6,741,961
7.50%, 03/15/31(a)(b)	5,335	5,395,574
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	8,680	7,892,898
5.00%, 06/15/29(a)(b)	6,071	5,653,387
6.25%, 09/15/27(a)(b)	12,163	12,139,018
Century Communities Inc.
3.88%, 08/15/29(a)	9,894	9,120,721
6.75%, 06/01/27	9,236	9,241,837
Dream Finders Homes Inc., 8.25%, 08/15/28(a)(b)	6,484	6,710,826
Empire Communities Corp., 9.75%, 05/01/29(a)(b)	8,711	8,883,724
Forestar Group Inc.
5.00%, 03/01/28(a)(b)	6,538	6,488,439
6.50%, 03/15/33(a)	9,561	9,598,211
Security	Par (000)	Value
Home Builders (continued)
Installed Building Products Inc., 5.75%, 02/01/28(a)	$5,892	$5,875,667
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	5,330	5,771,271
KB Home
4.00%, 06/15/31(b)	7,692	7,060,571
4.80%, 11/15/29(b)	6,489	6,341,145
6.88%, 06/15/27	6,267	6,402,085
7.25%, 07/15/30(b)	7,156	7,367,073
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	6,119	5,578,332
7.00%, 11/15/32(a)(b)	7,338	7,062,825
8.75%, 12/15/28(a)(b)	7,889	8,274,165
M/I Homes Inc.
3.95%, 02/15/30	6,361	5,893,607
4.95%, 02/01/28	7,902	7,823,770
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	12,325	11,824,106
5.25%, 12/15/27(a)	9,635	9,565,761
New Home Co. Inc. (The)
8.50%, 11/01/30(a)(b)	5,695	5,814,430
9.25%, 10/01/29(a)(b)	7,058	7,316,697
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28(b)	8,312	8,113,011
4.75%, 04/01/29(b)	6,189	5,989,430
STL Holding Co. LLC, 8.75%, 02/15/29(a)(b)	5,424	5,631,381
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	10,298	10,165,942
5.75%, 01/15/28(a)	9,121	9,196,779
5.88%, 06/15/27(a)	10,228	10,300,691
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	11,069	10,385,799
Tri Pointe Homes Inc.
5.25%, 06/01/27(b)	7,184	7,121,699
5.70%, 06/15/28(b)	7,333	7,408,501
Winnebago Industries Inc., 6.25%, 07/15/28(a)(b)	850	843,977
		304,945,231
Home Furnishings — 0.5%
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	6,891	6,176,097
12.25%, 11/15/26(a)(b)	12,157	10,880,515
Somnigroup International Inc.
3.88%, 10/15/31(a)	16,078	14,514,966
4.00%, 04/15/29(a)(b)	16,304	15,484,108
Whirlpool Corp.
2.40%, 05/15/31(b)	2,775	2,322,333
4.50%, 06/01/46(b)	8,975	6,695,730
4.60%, 05/15/50(b)	9,000	6,701,228
4.70%, 05/14/32(b)	5,576	5,087,698
4.75%, 02/26/29(b)	12,120	11,838,477
5.15%, 03/01/43(b)	4,400	3,709,551
5.50%, 03/01/33(b)	5,270	5,037,224
5.75%, 03/01/34(b)	6,150	5,876,571
6.13%, 06/15/30(b)	10,705	10,679,475
6.50%, 06/15/33(b)	11,225	11,060,883
		116,064,856
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	11,259	9,976,511
Central Garden & Pet Co.
4.13%, 10/15/30(b)	8,868	8,333,713

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
4.13%, 04/30/31(a)(b)	$7,969	$7,380,775
5.13%, 02/01/28	5,755	5,730,198
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	9,901	8,588,610
10.75%, 06/30/32(a)(b)	8,169	5,483,278
		45,493,085
Housewares — 0.5%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	13,937	11,567,710
Newell Brands Inc.
6.38%, 09/15/27(b)	10,086	10,164,925
6.38%, 05/15/30(b)	13,647	13,224,482
6.63%, 09/15/29(b)	9,684	9,641,039
6.63%, 05/15/32(b)	9,807	9,378,714
6.88%, 04/01/36(b)	6,960	6,646,691
7.00%, 04/01/46	11,758	10,090,022
8.50%, 06/01/28(a)(b)	21,995	23,047,978
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	9,294	8,484,226
4.38%, 02/01/32(b)	7,820	7,105,107
4.50%, 10/15/29(b)	9,537	9,138,208
5.25%, 12/15/26(b)	2,641	2,639,893
SWF Holdings I Corp., 6.50%, 10/06/29(a)	4,919	2,379,474
		123,508,469
Insurance — 2.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	11,921	11,381,143
6.00%, 08/01/29(a)	9,126	8,901,729
6.75%, 07/01/32(a)	7,120	7,208,991
7.50%, 11/06/30(a)(b)	19,539	20,185,331
8.25%, 02/01/29(a)	16,260	16,826,596
8.50%, 06/15/29(a)	8,629	9,001,376
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	14,702	14,393,458
5.88%, 11/01/29(a)	7,459	7,345,155
6.50%, 10/01/31(a)	18,085	18,347,667
6.75%, 10/15/27(a)	23,338	23,358,724
6.75%, 04/15/28(a)	24,605	24,937,783
7.00%, 01/15/31(a)	25,987	26,721,704
7.38%, 10/01/32(a)	12,237	12,579,355
AmWINS Group Inc.
4.88%, 06/30/29(a)	15,454	15,010,255
6.38%, 02/15/29(a)	15,332	15,612,959
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc., 7.50%, 07/15/33(a)	6,125	6,142,971
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)(b)	14,628	15,070,643
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	22,509	23,469,279
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	26,805	28,189,210
Assurant Inc., 7.00%, 03/27/48(b)(e)	6,956	7,104,982
AssuredPartners Inc.
5.63%, 01/15/29(a)	11,085	11,064,154
7.50%, 02/15/32(a)(b)	7,786	8,313,634
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	12,139	12,533,093
BroadStreet Partners Inc., 5.88%, 04/15/29(a)(b)	14,381	14,284,219
Security	Par (000)	Value
Insurance (continued)
Fidelis Insurance Holdings Ltd., 7.75%, 06/15/55, (1-day SOFR + 0.260%)(b)(e)	$2,615	$2,745,760
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(e)	12,843	12,571,644
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(e)	11,011	11,506,550
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	18,974	19,647,254
8.13%, 02/15/32(a)(b)	9,368	9,755,948
HUB International Ltd.
5.63%, 12/01/29(a)(b)	9,149	9,084,103
7.25%, 06/15/30(a)	57,932	60,390,402
7.38%, 01/31/32(a)(b)	33,932	35,331,645
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)(b)	13,917	14,683,113
10.50%, 12/15/30(a)(b)	7,839	8,330,490
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(e)	6,759	6,577,273
4.30%, 02/01/61(a)(b)	12,610	7,740,825
7.80%, 03/07/87(a)(b)	6,972	8,144,095
Nassau Companies of New York (The), 7.88%, 07/15/30(a)	6,890	6,955,713
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	55,010	56,885,698
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	8,112	7,783,510
5.88%, 08/01/32(a)(b)	22,072	22,133,007
USI Inc./New York, 7.50%, 01/15/32(a)(b)	12,499	13,196,532
		671,447,973
Internet — 1.8%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(a)	6,984	6,701,803
9.00%, 08/01/29(a)(b)	9,245	9,405,839
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	10,071	9,382,345
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	17,960	17,298,161
6.13%, 12/01/28(a)(b)	9,298	8,873,809
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	9,102	9,012,438
5.63%, 09/15/28(a)(b)	9,091	9,060,971
Cars.com Inc., 6.38%, 11/01/28(a)(b)	8,866	8,847,607
Cogent Communications Group Inc./Cogent Communications Finance Inc.
7.00%, 06/15/27(a)	6,320	6,334,226
7.00%, 06/15/27(a)(b)	8,292	8,299,934
Cogent Communications Group LLC/Cogent Finance Inc., 6.50%, 07/01/32(a)	11,970	11,730,395
Gen Digital Inc.
6.25%, 04/01/33(a)(b)	17,455	17,794,988
6.75%, 09/30/27(a)	16,873	17,150,221
7.13%, 09/30/30(a)(b)	12,071	12,474,920
Getty Images Inc.
9.75%, 03/01/27(a)(b)	6,978	6,794,828
11.25%, 02/21/30(a)(b)	1,245	1,192,088
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	16,310	15,308,476
5.25%, 12/01/27(a)(b)	12,309	12,263,181

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	$9,404	$9,204,478
ION Trading Technologies SARL
5.75%, 05/15/28(a)	8,035	7,770,513
9.50%, 05/30/29(a)	13,894	14,397,435
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	9,572	8,564,924
4.13%, 08/01/30(a)	9,642	8,992,335
4.63%, 06/01/28(a)(b)	9,361	9,145,844
5.00%, 12/15/27(a)	8,868	8,800,428
5.63%, 02/15/29(a)(b)	7,257	7,234,217
Millennium Escrow Corp., 6.63%, 08/01/26(a)	9,466	8,906,984
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	7,926	4,777,000
11.75%, 10/15/28(a)	8,195	5,941,375
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(b)(e)(f)	16,925	15,740,699
8.13%, (5-year CMT + 4.250%)(a)(b)(e)(f)	9,955	9,878,484
9.75%, 04/15/29(a)	33,487	36,665,494
11.25%, 02/15/27(a)(b)	32,475	35,194,800
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(d)	12,043	11,199,680
Snap Inc., 6.88%, 03/01/33(a)(b)	29,255	29,996,644
Wayfair LLC
7.25%, 10/31/29(a)(b)	14,655	14,911,243
7.75%, 09/15/30(a)(b)	12,969	13,291,860
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	9,422	8,766,039
		457,306,706
Iron & Steel — 1.1%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	6,284	5,698,811
ATI Inc.
4.88%, 10/01/29(b)	6,322	6,181,299
5.13%, 10/01/31	7,889	7,658,102
5.88%, 12/01/27(b)	7,223	7,208,038
7.25%, 08/15/30(b)	8,390	8,795,078
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	5,490	5,175,194
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	8,284	8,282,922
Carpenter Technology Corp.
6.38%, 07/15/28(b)	6,099	6,122,341
7.63%, 03/15/30(b)	5,770	5,954,011
Champion Iron Canada Inc., 7.88%, 07/15/32(a)(b)	7,440	7,598,852
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	6,082	5,732,262
4.88%, 03/01/31(a)(b)	5,405	4,796,126
5.88%, 06/01/27(b)	11,748	11,756,600
6.75%, 04/15/30(a)(b)	13,477	13,406,064
6.88%, 11/01/29(a)(b)	16,211	16,218,733
7.00%, 03/15/32(a)(b)	25,409	24,789,264
7.38%, 05/01/33(a)(b)	17,005	16,555,453
7.50%, 09/15/31(a)(b)	15,185	15,157,539
Commercial Metals Co.
3.88%, 02/15/31(b)	5,798	5,339,420
4.13%, 01/15/30(b)	6,495	6,165,402
4.38%, 03/15/32(b)	5,721	5,298,243
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	2,700	2,937,492
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	11,532	11,723,123
8.13%, 05/01/27(a)(b)	12,557	12,593,980
Security	Par (000)	Value
Iron & Steel (continued)
8.50%, 05/01/30(a)(b)	$11,598	$11,872,151
9.25%, 10/01/28(a)(b)	20,186	21,097,442
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	6,628	6,310,264
U.S. Steel Corp.
6.65%, 06/01/37	4,587	4,793,076
6.88%, 03/01/29	8,119	8,167,803
		273,385,085
Leisure Time — 1.6%
Acushnet Co., 7.38%, 10/15/28(a)	7,801	8,127,012
Amer Sports Co., 6.75%, 02/16/31(a)(b)	14,163	14,728,189
Carnival Corp.
5.75%, 03/01/27(a)(b)	5,750	5,807,355
5.75%, 03/15/30(a)(b)	17,285	17,532,294
5.75%, 08/01/32(a)(b)	28,700	28,894,299
5.88%, 06/15/31(a)	18,640	18,919,600
6.00%, 05/01/29(a)(b)	34,078	34,380,204
6.13%, 02/15/33(a)(b)	35,235	35,860,104
Life Time Inc., 6.00%, 11/15/31(a)(b)	10,439	10,516,038
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(a)(b)	5,499	5,731,003
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	8,060	8,064,860
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	9,088	7,496,345
NCL Corp. Ltd.
5.88%, 02/15/27(a)	16,526	16,574,962
6.25%, 03/01/30(a)(b)	5,705	5,773,540
6.75%, 02/01/32(a)(b)	32,502	33,383,470
7.75%, 02/15/29(a)(b)	10,920	11,584,318
8.13%, 01/15/29(a)	14,907	15,660,400
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	10,289	10,413,229
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	7,625	7,746,238
10.75%, 11/15/29(a)(b)	12,644	13,022,941
11.13%, 07/15/30(a)(b)	23,765	25,054,251
11.25%, 12/15/27(a)	4,100	4,311,736
Viking Cruises Ltd.
5.88%, 09/15/27(a)	16,577	16,566,301
7.00%, 02/15/29(a)(b)	7,970	8,031,289
9.13%, 07/15/31(a)	11,341	12,201,963
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	8,005	7,951,876
VOC Escrow Ltd., 5.00%, 02/15/28(a)	12,558	12,443,928
		396,777,745
Lodging — 1.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	19,004	18,829,714
4.75%, 06/15/31(a)(b)	18,235	17,368,773
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	7,625	7,381,303
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	10,985	11,309,819
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	27,003	24,346,607
3.75%, 05/01/29(a)	14,296	13,618,554
4.00%, 05/01/31(a)(b)	20,112	18,766,119
4.88%, 01/15/30(b)	17,078	16,843,524
5.75%, 05/01/28(a)(b)	7,604	7,601,358
5.75%, 09/15/33(a)	9,645	9,654,163
5.88%, 04/01/29(a)(b)	11,194	11,375,354
5.88%, 03/15/33(a)(b)	18,105	18,240,860

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
6.13%, 04/01/32(a)(b)	$8,020	$8,179,197
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	10,246	9,420,714
5.00%, 06/01/29(a)(b)	15,807	15,128,535
6.63%, 01/15/32(a)	16,930	17,120,022
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	8,553	8,544,107
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	10,298	9,852,019
4.75%, 01/15/28(b)	7,168	6,994,040
MGM Resorts International
4.63%, 09/01/26	4,169	4,153,064
4.75%, 10/15/28(b)	13,938	13,753,521
5.50%, 04/15/27(b)	14,416	14,466,374
6.13%, 09/15/29(b)	15,862	16,079,436
6.50%, 04/15/32(b)	13,999	14,219,172
Station Casinos LLC
4.50%, 02/15/28(a)	13,562	13,258,060
4.63%, 12/01/31(a)(b)	10,316	9,653,996
6.63%, 03/15/32(a)(b)	10,336	10,539,816
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	11,922	11,447,420
4.63%, 03/01/30(a)(b)	6,375	6,109,459
6.00%, 04/01/27(b)	9,553	9,625,966
6.63%, 07/31/26(a)	7,992	8,050,856
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	10,402	10,094,261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	17,705	17,672,485
		409,698,668
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28(a)(b)	7,816	7,428,369
BWX Technologies Inc.
4.13%, 06/30/28(a)	8,381	8,110,983
4.13%, 04/15/29(a)(b)	8,116	7,790,030
Chart Industries Inc.
7.50%, 01/01/30(a)	27,406	28,708,635
9.50%, 01/01/31(a)(b)	7,710	8,245,251
Esab Corp., 6.25%, 04/15/29(a)	14,378	14,690,837
GrafTech Finance Inc., 4.63%, 12/23/29(a)(b)	8,098	5,752,174
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	7,200	6,336,216
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	18,614	19,208,457
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(b)	6,059	6,437,688
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)(b)	9,539	10,107,037
Mueller Water Products Inc., 4.00%, 06/15/29(a)(b)	9,303	8,885,788
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	9,423	9,732,131
Terex Corp.
5.00%, 05/15/29(a)	12,379	12,082,795
6.25%, 10/15/32(a)(b)	14,015	14,036,828
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	28,454	28,326,728
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	16,829	16,366,113
		212,246,060
Security	Par (000)	Value
Manufacturing — 0.5%
Amsted Industries Inc.
4.63%, 05/15/30(a)(b)	$8,043	$7,702,770
6.38%, 03/15/33(a)(b)	9,640	9,793,845
Axon Enterprise Inc.
6.13%, 03/15/30(a)	16,365	16,713,597
6.25%, 03/15/33(a)(b)	12,675	12,985,161
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75% Cash and 12.50% PIK)(a)(b)(d)	5,905	6,084,671
Calderys Financing LLC, 11.25%, 06/01/28(a)	8,578	9,062,886
Enpro Inc., 6.13%, 06/01/33(a)	8,555	8,630,934
Hillenbrand Inc.
3.75%, 03/01/31(b)	6,216	5,574,845
6.25%, 02/15/29(b)	9,960	10,087,498
LSB Industries Inc., 6.25%, 10/15/28(a)	9,172	9,016,315
Maxam Prill Sarl, 7.75%, 07/15/30(a)(b)	8,155	7,973,380
Trinity Industries Inc., 7.75%, 07/15/28(a)(b)	10,913	11,361,701
		114,987,603
Media — 7.1%
AMC Networks Inc.
4.25%, 02/15/29(b)	360	288,187
10.25%, 01/15/29(a)	17,450	17,907,623
10.50%, 07/15/32(a)(b)	7,425	7,554,938
Block Communications Inc., 4.88%, 03/01/28(a)(b)	6,081	5,701,869
Cable One Inc., 4.00%, 11/15/30(a)(b)	11,864	9,135,743
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	53,404	48,779,362
4.25%, 01/15/34(a)(b)	36,529	31,475,295
4.50%, 08/15/30(a)(b)	48,501	45,378,515
4.50%, 05/01/32(b)	51,390	46,629,457
4.50%, 06/01/33(a)(b)	32,335	28,704,969
4.75%, 03/01/30(a)	55,820	53,039,813
4.75%, 02/01/32(a)(b)	20,825	19,249,843
5.00%, 02/01/28(a)	46,025	45,163,464
5.13%, 05/01/27(a)	57,540	57,068,942
5.38%, 06/01/29(a)	28,461	27,953,839
6.38%, 09/01/29(a)(b)	27,462	27,714,403
7.38%, 03/01/31(a)(b)	20,205	20,771,750
CSC Holdings LLC
3.38%, 02/15/31(a)	17,805	11,646,048
4.13%, 12/01/30(a)	19,663	13,218,269
4.50%, 11/15/31(a)	26,839	17,879,335
4.63%, 12/01/30(a)	41,035	19,192,361
5.00%, 11/15/31(a)	8,760	4,043,365
5.38%, 02/01/28(a)	17,145	15,764,977
5.50%, 04/15/27(a)	23,495	22,741,236
5.75%, 01/15/30(a)	39,330	19,391,169
6.50%, 02/01/29(a)	31,517	24,900,841
7.50%, 04/01/28(a)	18,593	15,020,086
11.25%, 05/15/28(a)	17,950	18,043,448
11.75%, 01/31/29(a)	37,561	35,134,147
Cumulus Media New Holdings Inc., 8.00%, 07/01/29(a)	2,980	804,600
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	14,078	13,707,608
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	58,704	58,381,333
10.00%, 02/15/31(a)	37,785	36,438,946
Discovery Communications LLC
3.63%, 05/15/30	8,100	7,175,108
3.95%, 03/20/28	20,280	19,519,500

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.13%, 05/15/29	$130	$121,092
6.35%, 06/01/40	1,455	1,098,525
DISH DBS Corp.
5.25%, 12/01/26(a)	43,855	41,277,540
5.75%, 12/01/28(a)	43,293	38,686,499
7.38%, 07/01/28	17,614	13,518,745
7.75%, 07/01/26	30,807	27,379,721
5.13%, 06/01/29	26,633	19,773,998
DISH Network Corp., 11.75%, 11/15/27(a)	53,346	55,556,712
EW Scripps Co. (The), 9.88%, 08/15/30(a)	5,055	5,023,412
Gray Media Inc.
7.25%, 08/15/33(a)	7,630	7,589,871
9.63%, 07/15/32(a)	6,165	6,219,075
Gray Television Inc.
4.75%, 10/15/30(a)(b)	13,965	10,421,381
5.38%, 11/15/31(a)	21,651	15,977,098
10.50%, 07/15/29(a)(b)	22,948	24,834,312
iHeartCommunications Inc.
4.75%, 01/15/28(a)(b)	1,985	1,640,310
7.75%, 08/15/30(a)	12,937	10,072,690
9.13%, 05/01/29(a)(b)	14,036	11,708,113
10.88%, 05/01/30(a)	8,324	4,122,762
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	14,850	10,094,051
6.75%, 10/15/27(a)	21,335	16,374,613
Liberty Interactive LLC
8.25%, 02/01/30	4,240	583,509
8.50%, 07/15/29	2,777	388,780
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	16,235	16,170,930
7.38%, 09/01/31(a)	13,085	13,601,007
8.00%, 08/01/29(a)	10,357	10,527,704
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	13,601	14,351,122
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	20,312	19,742,114
5.63%, 07/15/27(a)	32,041	31,978,815
Paramount Global
6.25%, 02/28/57(b)(e)	11,381	10,968,439
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(e)	17,740	17,473,858
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30(a)(b)(d)	9,337	6,537,564
Scripps Escrow II Inc.
3.88%, 01/15/29(a)(b)	9,602	8,524,411
5.38%, 01/15/31(a)(b)	7,147	5,227,525
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	6,917	6,908,571
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(b)	3,489	2,587,826
5.50%, 03/01/30(a)(b)	9,049	7,473,841
8.13%, 02/15/33(a)(b)	25,890	26,408,045
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	11,679	11,416,621
3.88%, 09/01/31(a)(b)	28,736	25,351,573
4.00%, 07/15/28(a)	37,035	35,249,450
4.13%, 07/01/30(a)	27,688	25,257,927
5.00%, 08/01/27(a)	28,791	28,477,821
5.50%, 07/01/29(a)(b)	24,069	23,769,830
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	23,551	22,199,173
Security	Par (000)	Value
Media (continued)
TEGNA Inc.
4.63%, 03/15/28(b)	$19,012	$18,455,264
5.00%, 09/15/29(b)	21,603	20,765,575
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	18,949	17,533,046
7.38%, 06/30/30(a)	16,692	16,600,361
8.00%, 08/15/28(a)	27,107	27,847,482
8.50%, 07/31/31(a)(b)	22,849	23,204,759
9.38%, 08/01/32(a)	14,190	14,723,557
Urban One Inc., 7.38%, 02/01/28(a)(b)	7,588	4,418,527
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	17,043	15,363,124
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	16,353	15,205,971
5.50%, 05/15/29(a)	26,122	25,535,536
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	10,405	10,090,697
VZ Secured Financing BV, 5.00%, 01/15/32(a)	28,370	24,949,806
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	9,227	8,049,770
Ziggo BV, 4.88%, 01/15/30(a)	18,364	16,964,131
		1,797,894,971
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	7,768	7,687,184
6.38%, 06/15/30(a)(b)	10,637	10,797,741
Park-Ohio Industries Inc.
6.63%, 04/15/27(b)	6,573	6,572,088
8.50%, 08/01/30(a)(b)	5,935	5,697,719
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)(b)	10,440	10,039,485
Vallourec SACA, 7.50%, 04/15/32(a)(b)	15,873	16,804,475
		57,598,692
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	8,755	8,343,656
7.13%, 03/15/31(a)(b)	13,442	14,014,280
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	8,980	9,079,031
6.38%, 09/15/32(a)(b)	10,025	10,165,170
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	14,115	14,962,013
11.50%, 10/01/31(a)	8,814	9,802,243
Century Aluminum Co.
6.88%, 08/01/32(a)	5,525	5,582,269
7.50%, 04/01/28(a)(b)	3,312	3,373,212
Coeur Mining Inc., 5.13%, 02/15/29(a)(b)	6,292	6,106,799
Compass Minerals International Inc.
6.75%, 12/01/27(a)(b)	6,560	6,553,934
8.00%, 07/01/30(a)(b)	10,960	11,354,920
Constellium SE
3.75%, 04/15/29(a)(b)	9,630	9,037,770
5.63%, 06/15/28(a)(b)	6,831	6,750,917
6.38%, 08/15/32(a)(b)	6,809	6,900,860
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	10,583	10,575,182
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	25,624	24,007,144
4.50%, 09/15/27(a)	11,875	11,704,219
5.88%, 04/15/30(a)	13,889	14,063,016
6.13%, 04/15/32(a)(b)	13,345	13,607,830
Hecla Mining Co., 7.25%, 02/15/28	7,318	7,399,669

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Hudbay Minerals Inc., 6.13%, 04/01/29(a)(b)	$10,428	$10,486,303
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	9,343	9,240,023
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	5,405	5,556,347
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	11,345	10,580,168
4.63%, 03/01/28(a)(b)	9,996	9,771,042
New Gold Inc., 6.88%, 04/01/32(a)(b)	8,255	8,471,564
Novelis Corp.
3.25%, 11/15/26(a)	10,476	10,306,145
3.88%, 08/15/31(a)(b)	15,082	13,528,234
4.75%, 01/30/30(a)	29,038	27,815,669
6.88%, 01/30/30(a)(b)	13,237	13,640,014
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)(b)	6,713	6,936,677
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	10,331	10,786,943
		340,503,263
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)	8,051	8,038,085
7.25%, 03/15/29(a)(b)	6,620	6,625,203
Xerox Corp.
4.80%, 03/01/35(b)	4,012	2,086,240
6.75%, 12/15/39(b)	5,351	2,769,143
10.25%, 10/15/30(a)(b)	7,075	7,274,288
13.50%, 04/15/31(a)(b)	8,780	8,582,450
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	13,161	8,704,685
8.88%, 11/30/29(a)(b)	8,867	5,773,662
Zebra Technologies Corp., 6.50%, 06/01/32(a)(b)	10,414	10,674,110
		60,527,866
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28(a)	6,814	6,715,988
Steelcase Inc., 5.13%, 01/18/29(b)	8,115	7,993,150
		14,709,138
Oil & Gas — 5.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	19,739	20,681,360
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/33(a)(b)	8,615	8,734,352
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	7,893	7,864,765
6.63%, 10/15/32(a)(b)	10,800	10,985,836
9.00%, 11/01/27(a)(b)	2,269	2,755,337
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	11,584	11,202,462
8.50%, 04/30/30(a)(b)	14,301	14,553,317
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(b)	22,038	21,071,070
10.38%, 11/15/30(a)(b)	11,666	10,992,989
California Resources Corp., 8.25%, 06/15/29(a)	16,680	17,134,282
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(a)(b)	6,064	5,993,665
9.75%, 07/15/28(a)(b)	6,372	6,115,527
Chord Energy Corp., 6.75%, 03/15/33(a)(b)	14,700	14,994,331
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	11,973	12,416,085
Civitas Resources Inc.
5.00%, 10/15/26(a)	6,576	6,503,627
8.38%, 07/01/28(a)	25,103	25,814,065
Security	Par (000)	Value
Oil & Gas (continued)
8.63%, 11/01/30(a)(b)	$17,548	$17,903,084
8.75%, 07/01/31(a)(b)	24,914	25,221,406
9.63%, 06/15/33(a)	13,185	13,561,815
CNX Resources Corp.
6.00%, 01/15/29(a)	9,810	9,804,703
7.25%, 03/01/32(a)	11,411	11,764,809
7.38%, 01/15/31(a)	9,975	10,280,624
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	17,288	16,319,613
6.75%, 03/01/29(a)	28,695	28,326,827
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	19,129	18,300,223
7.63%, 04/01/32(a)	21,067	20,586,839
8.38%, 01/15/34(a)	9,415	9,318,542
CVR Energy Inc.
5.75%, 02/15/28(a)	7,889	7,564,627
8.50%, 01/15/29(a)(b)	11,613	11,409,618
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)(b)	10,789	11,244,760
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)	10,764	10,992,735
8.75%, 05/01/31(a)(b)	9,298	10,260,585
Energean PLC, 6.50%, 04/30/27(a)(b)	7,405	7,275,413
EnQuest PLC, 11.63%, 11/01/27(a)(b)	7,958	8,179,718
Global Marine Inc., 7.00%, 06/01/28(b)	4,783	4,419,176
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	13,490	13,709,328
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	10,602	10,414,191
6.00%, 04/15/30(a)	8,814	8,667,176
6.00%, 02/01/31(a)	10,210	9,835,007
6.25%, 11/01/28(a)	10,318	10,357,838
6.25%, 04/15/32(a)	8,569	8,226,075
6.88%, 05/15/34(a)(b)	9,542	9,187,908
7.25%, 02/15/35(a)(b)	18,201	17,738,087
8.38%, 11/01/33(a)	10,315	10,763,940
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	13,395	13,809,053
Karoon USA Finance Inc., 10.50%, 05/14/29(a)(b)	6,038	6,218,071
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)	9,735	10,002,343
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	9,634	9,445,402
Long Ridge Energy LLC, 8.75%, 02/15/32(a)(b)	11,870	12,309,418
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)(b)	7,945	8,027,755
Matador Resources Co.
6.25%, 04/15/33(a)(b)	14,200	14,067,759
6.50%, 04/15/32(a)	17,327	17,378,115
6.88%, 04/15/28(a)	10,040	10,204,401
MEG Energy Corp., 5.88%, 02/01/29(a)(b)	12,436	12,437,604
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)(b)	14,530	14,183,327
Murphy Oil Corp.
5.88%, 12/01/42(b)	5,619	4,590,874
6.00%, 10/01/32(b)	12,470	11,966,613
Nabors Industries Inc.
7.38%, 05/15/27(a)(b)	13,045	13,165,713
8.88%, 08/15/31(a)(b)	10,425	8,358,546
9.13%, 01/31/30(a)(b)	11,911	11,788,738

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Nabors Industries Ltd., 7.50%, 01/15/28(a)(b)	$6,752	$6,230,647
Noble Finance II LLC, 8.00%, 04/15/30(a)	25,986	26,504,862
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	11,944	12,060,275
8.75%, 06/15/31(a)	9,520	9,780,686
Parkland Corp.
4.50%, 10/01/29(a)(b)	14,171	13,653,071
4.63%, 05/01/30(a)	14,066	13,488,938
5.88%, 07/15/27(a)	10,585	10,594,000
6.63%, 08/15/32(a)(b)	9,387	9,594,762
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	15,442	14,860,754
7.88%, 09/15/30(a)(b)	9,251	8,437,248
9.88%, 03/15/30(a)(b)	14,735	14,605,437
Permian Resources Operating LLC
5.88%, 07/01/29(a)	13,522	13,530,262
6.25%, 02/01/33(a)(b)	18,262	18,370,622
7.00%, 01/15/32(a)	18,786	19,398,781
8.00%, 04/15/27(a)	7,797	7,972,561
9.88%, 07/15/31(a)(b)	5,133	5,587,702
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	8,520	8,514,546
Range Resources Corp.
4.75%, 02/15/30(a)(b)	10,357	10,067,669
8.25%, 01/15/29	7,134	7,314,711
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	95	94,066
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	10,580	10,807,502
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	11,724	12,231,860
SM Energy Co.
6.50%, 07/15/28(b)	7,051	7,094,766
6.63%, 01/15/27	8,136	8,117,940
6.75%, 09/15/26	5,827	5,840,047
6.75%, 08/01/29(a)(b)	14,552	14,563,496
7.00%, 08/01/32(a)(b)	14,775	14,630,520
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	6,714	6,722,406
Sunoco LP
6.25%, 07/01/33(a)(b)	17,995	18,225,354
7.00%, 05/01/29(a)	13,688	14,168,011
7.25%, 05/01/32(a)(b)	13,301	13,939,382
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	14,234	13,796,945
4.50%, 04/30/30	14,200	13,615,272
5.88%, 03/15/28	7,595	7,574,331
6.00%, 04/15/27(b)	11,828	11,820,139
7.00%, 09/15/28(a)	9,205	9,481,067
Talos Production Inc.
9.00%, 02/01/29(a)(b)	11,980	12,278,266
9.38%, 02/01/31(a)(b)	11,605	11,833,781
Teine Energy Ltd., 6.88%, 04/15/29(a)	8,459	8,318,359
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(b)	14,068	13,703,885
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	4,880	4,942,103
Transocean Inc.
6.80%, 03/15/38(b)	10,938	8,206,945
7.50%, 04/15/31(b)	7,156	6,230,932
8.00%, 02/01/27(a)(b)	12,349	12,257,223
8.25%, 05/15/29(a)	16,699	15,770,718
8.50%, 05/15/31(a)(b)	16,213	14,895,956
8.75%, 02/15/30(a)(b)	18,030	18,692,530
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)(b)	4,184	4,181,238
Security	Par (000)	Value
Oil & Gas (continued)
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	$8,587	$8,800,459
Valaris Ltd., 8.38%, 04/30/30(a)(b)	20,508	21,182,513
Vermilion Energy Inc.
6.88%, 05/01/30(a)(b)	7,240	7,023,119
7.25%, 02/15/33(a)(b)	8,005	7,567,789
Vital Energy Inc.
7.75%, 07/31/29(a)(b)	5,674	5,162,739
7.88%, 04/15/32(a)(b)	18,110	15,895,353
9.75%, 10/15/30(b)	5,375	5,042,119
W&T Offshore Inc., 10.75%, 02/01/29(a)(b)	6,082	5,568,375
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	11,354	11,297,694
		1,359,544,203
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	14,747	14,746,160
6.63%, 09/01/32(a)	14,480	14,694,681
6.88%, 04/01/27(a)	5,642	5,645,075
Aris Water Holdings LLC, 7.25%, 04/01/30(a)(b)	10,265	10,528,020
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	7,674	7,692,164
Enerflex Ltd., 9.00%, 10/15/27(a)	10,076	10,375,942
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)(b)	6,147	6,418,888
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	15,000	15,362,115
Oceaneering International Inc., 6.00%, 02/01/28(b)	6,663	6,701,699
Star Holding LLC, 8.75%, 08/01/31(a)(b)	6,501	6,370,488
TGS ASA, 8.50%, 01/15/30(a)(b)	5,280	5,379,478
Tidewater Inc., 9.13%, 07/15/30(a)	5,000	5,243,974
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27(b)	14,780	14,776,441
7.13%, 03/15/29(a)(b)	18,781	19,198,939
Viridien, 10.00%, 10/15/30(a)(b)	8,730	8,596,410
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	27,105	27,845,292
Welltec International ApS, 8.25%, 10/15/26(a)	200	200,297
		179,776,063
Packaging & Containers — 2.3%
ARD Finance SA, 6.50%, 06/30/27, (6.50% PIK)(a)(b)(d)	8,569	594,477
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	9,972	9,402,304
4.00%, 09/01/29(a)(b)	17,805	16,217,651
6.00%, 06/15/27(a)	9,559	9,567,421
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	15,911	15,712,112
5.25%, 08/15/27(a)	17,695	8,493,600
Ball Corp.
2.88%, 08/15/30(b)	23,832	21,408,054
3.13%, 09/15/31(b)	15,748	14,095,109
6.00%, 06/15/29	19,446	19,791,730
6.88%, 03/15/28	13,371	13,647,830
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	8,999	8,799,292

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Cascades Inc/Cascades USA Inc., 6.75%, 07/15/30(a)(b)	$7,240	$7,223,058
Clearwater Paper Corp., 4.75%, 08/15/28(a)(b)	5,771	5,439,167
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	9,803	9,919,217
6.75%, 04/15/32(a)	26,945	27,600,033
6.88%, 01/15/30(a)	8,785	8,983,805
8.75%, 04/15/30(a)(b)	20,426	20,846,322
Crown Americas LLC
5.25%, 04/01/30(b)	11,360	11,483,949
5.88%, 06/01/33(a)	13,830	13,855,696
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	4,616	4,568,803
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	6,047	6,237,753
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)(b)	10,680	10,663,413
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	8,179	7,782,919
3.50%, 03/01/29(a)(b)	6,525	6,117,423
3.75%, 02/01/30(a)(b)	7,390	6,906,744
4.75%, 07/15/27(a)(b)	5,496	5,390,693
6.38%, 07/15/32(a)(b)	9,341	9,453,671
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	7,334	6,817,187
LABL Inc.
5.88%, 11/01/28(a)(b)	8,434	7,481,979
8.25%, 11/01/29(a)(b)	7,979	6,304,044
8.63%, 10/01/31(a)(b)	17,382	14,437,585
9.50%, 11/01/28(a)(b)	5,240	4,889,646
10.50%, 07/15/27(a)(b)	12,799	12,065,350
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	41,485	41,846,998
9.25%, 04/15/27(a)	25,725	25,461,203
OI European Group BV, 4.75%, 02/15/30(a)(b)	7,943	7,526,076
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	11,813	11,827,187
7.25%, 05/15/31(a)(b)	13,504	13,655,744
7.38%, 06/01/32(a)(b)	5,663	5,705,775
Sealed Air Corp.
4.00%, 12/01/27(a)	8,178	7,939,943
5.00%, 04/15/29(a)(b)	8,188	8,076,484
6.50%, 07/15/32(a)(b)	7,665	7,894,467
6.88%, 07/15/33(a)	7,971	8,520,760
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	15,275	15,421,006
7.25%, 02/15/31(a)	8,227	8,551,185
Silgan Holdings Inc., 4.13%, 02/01/28	11,701	11,365,389
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)	18,150	18,583,876
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	11,363	12,156,069
TriMas Corp., 4.13%, 04/15/29(a)(b)	8,673	8,320,871
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	12,105	12,747,048
12.25%, 01/15/31(a)	10,990	11,539,456
		589,337,574
Pharmaceuticals — 2.1%
1261229 BC Ltd., 10.00%, 04/15/32(a)(b)	79,800	81,243,493
180 Medical Inc., 3.88%, 10/15/29(a)(b)	9,976	9,444,816
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	9,325	8,737,941
5.13%, 03/01/30(a)(b)	11,182	10,511,094
Security	Par (000)	Value
Pharmaceuticals (continued)
6.13%, 08/01/28(a)(b)	$7,034	$6,990,426
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	4,580	4,648,612
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	9,045	8,965,856
9.25%, 04/01/26(a)	8,142	8,154,213
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	23,163	20,499,255
5.00%, 01/30/28(a)	6,376	5,343,853
5.00%, 02/15/29(a)	6,650	4,721,500
5.25%, 01/30/30(a)	11,595	7,457,556
5.25%, 02/15/31(a)	6,110	3,715,980
6.25%, 02/15/29(a)	11,620	8,424,500
7.25%, 05/30/29(a)	4,030	2,965,939
11.00%, 09/30/28(a)	25,710	26,417,025
14.00%, 10/15/30(a)(b)	4,751	4,291,151
BellRing Brands Inc., 7.00%, 03/15/30(a)	16,570	17,189,967
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)(b)	4,148	4,026,617
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(e)	14,090	14,101,666
7.00%, 03/10/55, (5-year CMT + 2.886%)(e)	36,605	37,660,688
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	14,797	15,303,102
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	20,044	21,323,449
Grifols SA, 4.75%, 10/15/28(a)(b)	14,347	13,820,584
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	10,928	9,107,051
12.25%, 04/15/29(a)	13,462	14,588,795
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	29,126	28,175,805
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(a)(b)	7,041	7,191,379
Option Care Health Inc., 4.38%, 10/31/29(a)	11,186	10,684,497
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	38,254	36,207,767
5.13%, 04/30/31(a)(b)	32,255	27,904,303
6.75%, 05/15/34(a)(b)	9,216	8,690,485
7.88%, 05/15/34(a)(b)	9,022	8,077,580
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	8,529	7,375,963
6.63%, 04/01/30(a)(b)	9,824	8,846,489
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(d)	8,917	9,161,833
Paradigm Parent LLC and Paradigm Parent CO-Issuer Inc., 8.75%, 04/17/32(a)	8,435	8,120,543
		530,091,773
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	14,235	14,115,326
5.75%, 03/01/27(a)	12,811	12,816,398
5.75%, 01/15/28(a)	12,611	12,591,566
6.63%, 02/01/32(a)	11,179	11,491,576
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	9,522	9,874,314
7.25%, 07/15/32(a)(b)	9,196	9,695,352

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Buckeye Partners LP
3.95%, 12/01/26	$11,115	$10,928,006
4.13%, 12/01/27	7,793	7,601,009
4.50%, 03/01/28(a)	9,384	9,160,146
5.60%, 10/15/44(b)	5,088	4,290,813
5.85%, 11/15/43	6,879	6,115,781
6.75%, 02/01/30(a)(b)	10,680	11,056,502
6.88%, 07/01/29(a)	11,265	11,596,123
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	8,110	7,661,185
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	25,613	25,021,780
7.50%, 12/15/33(a)(b)	9,120	9,712,472
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	7,961	7,999,659
7.38%, 06/30/33(a)	7,920	7,829,183
8.63%, 03/15/29(a)	20,159	20,979,653
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(e)	7,175	7,357,353
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(e)	14,294	15,227,183
Excelerate Energy LP, 8.00%, 05/15/30(a)(b)	6,110	6,396,266
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	8,238	8,465,624
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	10,341	10,444,265
7.88%, 05/15/32(b)	13,035	13,480,823
8.00%, 05/15/33	10,892	11,292,357
8.25%, 01/15/29	11,340	11,827,609
8.88%, 04/15/30	9,819	10,394,256
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/33(a)(b)	7,520	7,636,605
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	7,256	7,330,403
8.25%, 01/15/32(a)(b)	8,803	9,230,034
Harvest Midstream I LP
7.50%, 09/01/28(a)	14,930	15,111,713
7.50%, 05/15/32(a)	10,430	10,841,297
Hess Midstream Operations LP
4.25%, 02/15/30(a)	14,320	13,855,862
5.13%, 06/15/28(a)	9,694	9,644,057
5.50%, 10/15/30(a)(b)	7,482	7,514,547
5.88%, 03/01/28(a)	14,725	14,967,403
6.50%, 06/01/29(a)	11,216	11,553,613
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	12,022	12,429,798
8.88%, 07/15/28(a)	10,247	10,684,444
ITT Holdings LLC, 6.50%, 08/01/29(a)	22,208	21,153,315
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	19,631	19,646,881
6.63%, 12/15/28(a)	20,941	21,416,612
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	7,338	7,776,651
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	45,995	16,294,473
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	16,947	16,770,377
8.38%, 02/15/32(a)(b)	23,698	23,181,422
Security	Par (000)	Value
Pipelines (continued)
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	$12,297	$12,519,846
NuStar Logistics LP
5.63%, 04/28/27(b)	11,546	11,604,465
6.38%, 10/01/30	10,525	10,842,802
Prairie Acquiror LP, 9.00%, 08/01/29(a)	8,075	8,363,996
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)(b)	6,881	6,619,414
4.95%, 07/15/29(a)(b)	10,129	9,931,117
6.75%, 03/15/33(a)(b)	9,120	9,473,874
6.88%, 04/15/40(a)	8,763	8,820,810
7.50%, 07/15/38(a)(b)	4,663	4,797,243
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(e)	10,725	11,142,610
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(e)	7,340	7,580,647
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	15,985	16,281,061
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)(b)	14,135	14,008,071
6.00%, 03/01/27(a)	9,177	9,146,806
6.00%, 12/31/30(a)	13,640	13,363,804
6.00%, 09/01/31(a)	8,615	8,441,988
7.38%, 02/15/29(a)	14,772	15,156,397
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	9,812	10,256,856
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	23,819	20,782,909
6.25%, 01/15/30(a)	18,539	19,039,720
3.88%, 08/15/29(a)	22,709	21,435,665
4.13%, 08/15/31(a)	23,660	21,854,427
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	25,390	25,745,841
8.13%, 06/01/28(a)	41,941	43,422,086
8.38%, 06/01/31(a)(b)	39,555	40,914,031
9.50%, 02/01/29(a)	52,832	57,617,470
9.88%, 02/01/32(a)(b)	35,070	37,838,560
Venture Global Plaquemines LNG LLC.
6.50%, 01/15/34(a)	19,495	20,055,502
6.75%, 01/15/36(a)	17,150	17,642,300
		1,077,162,405
Real Estate — 0.7%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)(b)	9,100	9,476,740
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	10,614	10,164,405
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	7,385	6,200,442
5.75%, 01/15/29(a)(b)	9,295	8,274,497
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	13,792	12,998,977
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	9,843	9,917,698
8.88%, 09/01/31(a)(b)	7,385	7,914,925
Five Point Operating Co. LP/Five Point Capital Corp., 11.00%, 01/15/28(a)(i)	7,581	7,665,950
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)(b)	7,929	8,382,499

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)(b)	$11,994	$11,433,367
4.38%, 02/01/31(a)	11,574	10,651,934
5.38%, 08/01/28(a)	13,895	13,809,753
Hunt Companies Inc., 5.25%, 04/15/29(a)	12,999	12,689,090
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	9,978	9,383,796
4.75%, 02/01/30(b)	10,112	9,317,298
5.00%, 03/01/31(b)	10,678	9,731,704
Newmark Group Inc., 7.50%, 01/12/29	10,043	10,659,022
		168,672,097
Real Estate Investment Trusts — 3.4%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	9,303	8,836,149
Arbor Realty SR Inc., 7.88%, 07/15/30(a)(b)	6,460	6,596,920
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(a)(b)	5,366	5,208,848
7.75%, 12/01/29(a)(b)	8,560	9,048,665
Brandywine Operating Partnership LP
3.95%, 11/15/27	8,640	8,340,881
4.55%, 10/01/29(b)	6,065	5,701,538
8.30%, 03/15/28(b)	6,688	7,095,841
8.88%, 04/12/29	9,690	10,390,017
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	8,568	8,322,531
Diversified Healthcare Trust
4.38%, 03/01/31(b)	9,418	7,870,714
4.75%, 02/15/28	9,433	8,732,871
Global Net Lease Inc., 4.50%, 09/30/28(a)(b)	9,661	9,292,624
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	9,852	9,389,966
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	7,317	5,846,017
3.95%, 11/01/27(b)	7,430	7,021,755
4.65%, 04/01/29(b)	9,060	7,900,103
5.95%, 02/15/28(b)	6,439	6,166,242
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	20,776	19,648,094
4.88%, 09/15/27(a)	17,126	16,996,010
4.88%, 09/15/29(a)	18,090	17,687,805
5.00%, 07/15/28(a)(b)	8,281	8,196,083
5.25%, 03/15/28(a)	14,807	14,731,638
5.25%, 07/15/30(a)	24,420	23,998,311
5.63%, 07/15/32(a)(b)	11,255	11,108,237
6.25%, 01/15/33(a)(b)	21,560	21,928,202
7.00%, 02/15/29(a)	17,757	18,241,340
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	13,786	13,155,987
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	10,227	10,038,072
4.75%, 06/15/29(a)	12,134	11,779,889
7.00%, 07/15/31(a)	10,063	10,539,181
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	23,734	16,149,615
4.63%, 08/01/29(b)	15,369	11,682,436
5.00%, 10/15/27(b)	25,477	23,372,676
8.50%, 02/15/32(a)(b)	25,765	26,780,270
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	$4,674	$3,852,016
9.00%, 03/31/29(a)(b)	4,800	4,773,645
9.00%, 09/30/29(a)(b)	10,076	7,481,430
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	13,284	12,778,499
5.88%, 10/01/28(a)	13,116	13,064,883
7.00%, 02/01/30(a)	9,810	10,046,421
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	7,521	7,499,934
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	10,744	10,448,971
4.75%, 10/15/27	13,018	12,877,818
6.50%, 04/01/32(a)(b)	18,012	18,393,044
6.50%, 06/15/33(a)	11,186	11,455,337
7.25%, 07/15/28(a)(b)	7,639	7,877,612
Rithm Capital Corp.
8.00%, 04/01/29(a)(b)	14,393	14,702,637
8.00%, 07/15/30(a)	8,985	9,147,000
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	9,396	8,768,819
SBA Communications Corp.
3.13%, 02/01/29(b)	29,207	27,221,927
3.88%, 02/15/27	28,002	27,518,252
Service Properties Trust
3.95%, 01/15/28(b)	6,863	6,398,312
4.38%, 02/15/30(b)	6,905	5,850,383
4.75%, 10/01/26	5,921	5,810,101
4.95%, 02/15/27(b)	6,583	6,423,630
4.95%, 10/01/29(b)	7,423	6,529,602
5.50%, 12/15/27	7,641	7,535,436
8.38%, 06/15/29	13,161	13,637,349
8.63%, 11/15/31(a)(b)	17,405	18,535,246
8.88%, 06/15/32(b)	9,185	9,604,167
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	8,563	8,416,675
6.00%, 04/15/30(a)(b)	7,291	7,362,585
6.50%, 07/01/30(a)(b)	9,150	9,411,498
6.50%, 10/15/30(a)	6,616	6,809,935
7.25%, 04/01/29(a)	11,004	11,508,419
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	12,844	12,154,288
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	11,826	11,460,756
6.50%, 02/15/29(a)	20,390	19,835,749
8.63%, 06/15/32(a)(b)	10,910	11,065,738
10.50%, 02/15/28(a)	33,213	35,102,122
Vornado Realty LP, 3.40%, 06/01/31(b)	6,636	5,819,132
XHR LP
4.88%, 06/01/29(a)	9,395	9,067,855
6.63%, 05/15/30(a)(b)	7,465	7,587,254
		851,630,005
Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	13,865	13,119,274
3.88%, 01/15/28(a)	27,904	26,914,634
4.00%, 10/15/30(a)(b)	53,169	49,261,732
4.38%, 01/15/28(a)	13,404	13,098,235
5.63%, 09/15/29(a)	9,360	9,415,860
6.13%, 06/15/29(a)	21,438	21,911,201

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Academy Ltd., 6.00%, 11/15/27(a)(b)	$8,363	$8,345,316
Advance Auto Parts Inc.
1.75%, 10/01/27	6,346	5,842,333
3.50%, 03/15/32(b)	6,592	5,631,438
3.90%, 04/15/30	9,680	8,777,648
5.95%, 03/09/28(b)	5,447	5,471,871
7.00%, 08/01/30(a)	5,140	5,166,158
7.38%, 08/01/33(a)	5,670	5,700,391
Arko Corp., 5.13%, 11/15/29(a)(b)	8,268	6,778,249
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	8,698	8,553,370
4.63%, 11/15/29(a)(b)	14,568	13,997,746
4.75%, 03/01/30(b)	8,135	7,813,026
5.00%, 02/15/32(a)(b)	12,248	11,585,411
Bath & Body Works Inc.
5.25%, 02/01/28(b)	8,461	8,465,269
6.63%, 10/01/30(a)(b)	16,218	16,600,599
6.69%, 01/15/27(b)	5,869	6,016,394
6.75%, 07/01/36(b)	10,486	10,612,325
6.88%, 11/01/35(b)	14,648	15,072,543
6.95%, 03/01/33(b)	5,496	5,650,238
7.50%, 06/15/29(b)	8,865	9,054,800
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc., 9.50%, 07/01/32(a)(b)	7,900	8,140,839
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(d)	5,422	5,421,146
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)(b)	6,162	5,743,733
BlueLinx Holdings Inc., 6.00%, 11/15/29(a)(b)	6,267	6,100,100
Brinker International Inc., 8.25%, 07/15/30(a)(b)	7,230	7,669,382
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(d)	10,802	11,049,661
9.00%, 06/01/30, (13.00% PIK)(a)(d)	24,480	25,604,923
9.00%, 06/01/31, (9.00% PIK)(a)(b)(d)	36,953	43,943,267
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)(b)	13,422	14,195,631
eG Global Finance PLC, 12.00%, 11/30/28(a)	16,267	17,973,538
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)(b)	8,619	8,973,344
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(a)(b)	15,385	14,205,571
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	17,455	16,594,453
6.75%, 01/15/30(a)(b)	22,297	20,977,649
FirstCash Inc.
4.63%, 09/01/28(a)(b)	9,088	8,885,337
5.63%, 01/01/30(a)(b)	9,991	9,887,576
6.88%, 03/01/32(a)	8,886	9,109,083
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	7,734	7,282,983
Foundation Building Materials Inc., 6.00%, 03/01/29(a)(b)	7,960	7,465,574
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	14,397	13,285,589
3.88%, 10/01/31(a)(b)	13,597	12,083,174
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	9,451	8,794,111
8.75%, 01/15/32(a)	9,320	8,252,674
11.50%, 08/15/29(a)(b)	10,032	9,957,637
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	14,759	14,230,200
Security	Par (000)	Value
Retail (continued)
6.38%, 01/15/30(a)	$10,107	$10,294,626
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	7,591	7,663,350
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	8,226	8,009,946
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	9,703	9,654,781
Kohl's Corp.
5.13%, 05/01/31(b)	9,487	6,834,068
5.55%, 07/17/45(b)	7,730	4,347,197
10.00%, 06/01/30(a)	7,300	7,581,933
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	13,514	11,858,535
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	19,469	18,920,387
8.25%, 08/01/31(a)(b)	16,508	17,454,239
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	16,030	15,103,924
4.38%, 01/15/31(a)(b)	11,410	10,732,702
4.63%, 12/15/27(a)	7,996	7,871,968
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	4,604	3,047,168
4.50%, 12/15/34(b)	6,690	5,415,684
5.13%, 01/15/42	4,607	3,230,086
5.88%, 03/15/30(a)(b)	2,398	2,367,580
6.13%, 03/15/32(a)(b)	8,491	8,129,891
7.38%, 08/01/33(a)(b)	5,250	5,269,998
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	13,495	10,701,169
7.88%, 05/01/29(a)(b)	15,534	10,303,286
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	10,042	9,223,050
4.75%, 09/15/29	10,644	10,407,263
5.63%, 05/01/27(b)	6,547	6,538,733
Nordstrom Inc.
4.00%, 03/15/27(b)	6,639	6,494,880
4.25%, 08/01/31(b)	7,068	6,124,223
4.38%, 04/01/30(b)	9,342	8,470,558
5.00%, 01/15/44	17,512	11,776,820
6.95%, 03/15/28(b)	5,659	5,806,877
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	8,059	7,671,188
Park River Holdings Inc.
5.63%, 02/01/29(a)(b)	5,981	5,161,048
6.75%, 08/01/29(a)(b)	5,205	4,543,661
Patrick Industries Inc.
4.75%, 05/01/29(a)(b)	7,813	7,564,953
6.38%, 11/01/32(a)(b)	9,903	9,909,605
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	10,797	10,220,229
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	22,601	22,179,012
7.75%, 02/15/29(a)(b)	21,272	20,816,409
QVC Inc.
5.45%, 08/15/34(b)	5,604	2,409,720
5.95%, 03/15/43(b)	4,251	1,764,165
6.88%, 04/15/29(a)(b)	9,876	4,437,788
QXO Building Products Inc., 6.75%, 04/30/32(a)	35,835	36,901,951
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	8,133	8,581,258
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)	35,197	7,919,325
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	12,526	12,855,847

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
SGUS LLC., 11.00%, 12/15/29(a)	$10,105	$9,443,368
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	13,528	13,010,055
4.88%, 11/15/31(a)(b)	10,454	9,852,780
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	9,520	9,329,475
Staples Inc.
10.75%, 09/01/29(a)	42,366	39,724,963
12.75%, 01/15/30(a)	13,907	9,727,816
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(a)(b)	12,959	12,170,713
5.88%, 03/01/27(b)	7,418	7,392,527
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)(b)	12,152	11,592,867
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	11,514	10,715,055
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	9,434	9,887,153
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	1,030	1,014,483
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	7,450	7,231,253
4.10%, 04/15/50(b)	9,010	7,714,612
4.50%, 11/18/34(b)	5,047	4,993,975
4.65%, 06/01/46(b)	4,600	4,404,787
4.80%, 11/18/44	11,185	10,949,164
8.13%, 08/15/29	14,762	15,845,944
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	13,194	13,158,312
Yum! Brands Inc.
3.63%, 03/15/31(b)	18,536	17,085,019
4.63%, 01/31/32(b)	19,684	18,843,324
4.75%, 01/15/30(a)	16,400	16,164,145
5.35%, 11/01/43(b)	5,435	5,114,489
5.38%, 04/01/32(b)	17,117	17,024,317
6.88%, 11/15/37(b)	6,529	7,018,806
		1,316,663,719
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27(a)	4,425	4,419,731
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	6,870	7,378,349
Entegris Inc.
3.63%, 05/01/29(a)(b)	6,684	6,271,090
4.38%, 04/15/28(a)	7,705	7,507,768
4.75%, 04/15/29(a)	28,558	27,973,555
5.95%, 06/15/30(a)(b)	16,564	16,712,380
Kioxia Holdings Corp.
6.25%, 07/24/30	10,000	9,962,948
6.63%, 07/24/33(a)	10,000	9,895,230
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	14,010	13,538,572
Synaptics Inc., 4.00%, 06/15/29(a)(b)	8,404	7,934,091
		111,593,714
Software — 2.7%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	43,158	42,426,554
Capstone Borrower Inc., 8.00%, 06/15/30(a)	13,896	14,441,001
Castle U.S. Holding Corp., 10.00%, 06/30/31(a)	1,837	459,250
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	13,313	10,938,988
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	13,260	11,248,596
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	67,579	68,247,018
Security	Par (000)	Value
Software (continued)
8.25%, 06/30/32(a)(b)	$33,790	$35,980,640
9.00%, 09/30/29(a)	65,803	68,096,958
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(a)(b)	959	951,867
6.50%, 10/15/28(a)(b)	7,536	7,494,405
CoreWeave Inc.
9.00%, 02/01/31(a)	23,155	23,056,276
9.25%, 06/01/30(a)(b)	36,665	36,850,192
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	6,409	6,555,687
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	11,476	11,957,953
Elastic NV, 4.13%, 07/15/29(a)(b)	11,920	11,336,797
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	13,620	13,797,278
Fair Isaac Corp.
4.00%, 06/15/28(a)	17,675	17,070,580
6.00%, 05/15/33(a)(b)	27,375	27,503,541
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(a)(b)	5,696	5,384,640
8.75%, 05/01/29(a)	12,551	12,797,677
Open Text Corp.
3.88%, 02/15/28(a)(b)	17,535	16,877,604
3.88%, 12/01/29(a)(b)	14,817	13,869,349
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	15,932	14,933,177
4.13%, 12/01/31(a)(b)	13,093	11,915,299
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	5,025	4,992,194
PTC Inc., 4.00%, 02/15/28(a)	10,033	9,776,050
Rackspace Finance LLC, 3.50%, 05/15/28(a)(b)	1,801	850,738
RingCentral Inc., 8.50%, 08/15/30(a)(b)	7,914	8,408,419
ROBLOX Corp., 3.88%, 05/01/30(a)	20,409	19,210,161
Rocket Software Inc.
6.50%, 02/15/29(a)	11,140	10,831,549
9.00%, 11/28/28(a)	15,484	15,978,776
SS&C Technologies Inc.
5.50%, 09/30/27(a)(b)	32,004	32,010,967
6.50%, 06/01/32(a)(b)	14,960	15,382,441
Twilio Inc.
3.63%, 03/15/29	10,621	10,059,011
3.88%, 03/15/31(b)	10,713	9,954,582
UKG Inc., 6.88%, 02/01/31(a)	46,345	47,580,790
West Technology Group LLC, 8.50%, 04/10/27(a)(b)(c)	7,918	2,213,715
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	12,956	12,179,863
		683,620,583
Telecommunications — 5.4%
Africell Holding Ltd., 10.50%, 10/23/29(a)	4,115	4,009,741
Altice Financing SA
5.00%, 01/15/28(a)	20,404	16,352,976
5.75%, 08/15/29(a)(b)	35,872	27,473,687
9.63%, 07/15/27(a)	6,095	5,576,580
Altice France SA
5.13%, 01/15/29(a)	8,465	7,301,063
5.13%, 07/15/29(a)	24,064	20,815,360
5.50%, 01/15/28(a)	16,999	15,107,861
5.50%, 10/15/29(a)	23,464	20,347,095
6.00%, 02/15/28(a)(g)(h)	10,450	3,840,375
8.13%, 02/01/27(a)	26,014	24,107,786

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(e)	$19,520	$19,859,902
7.00%, 09/15/55, (5-year CMT + 2.363%)(e)	23,305	23,652,013
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(e)	8,632	8,491,109
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(e)	10,437	9,777,698
Ciena Corp., 4.00%, 01/31/30(a)	8,498	8,029,663
CommScope LLC
4.75%, 09/01/29(a)(b)	16,498	16,020,383
7.13%, 07/01/28(a)(b)	11,673	11,552,417
8.25%, 03/01/27(a)(b)	17,315	17,354,998
9.50%, 12/15/31(a)(b)	11,455	12,062,864
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	14,796	14,488,820
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	36,613	36,972,210
Consolidated Communications Inc.
5.00%, 10/01/28(a)	6,123	6,181,909
6.50%, 10/01/28(a)(b)	10,510	10,651,485
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(b)(d)	43,863	41,560,260
10.75%, 11/30/29	95,170	100,285,387
Embarq Corp., 8.00%, 06/01/36(b)	17,921	8,806,738
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	9,119	8,833,484
Series 2034, 6.00%, 09/30/34(a)	9,126	8,619,942
Series 2036, 7.20%, 07/18/36(a)(b)	9,425	9,332,635
Series 2038, 7.72%, 06/04/38(a)(b)	9,392	9,345,369
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	25,587	25,554,804
5.88%, 10/15/27(a)(b)	19,773	19,776,579
5.88%, 11/01/29(b)	12,054	12,154,579
6.00%, 01/15/30(a)(b)	15,601	15,786,481
6.75%, 05/01/29(a)	15,907	16,059,119
8.63%, 03/15/31(a)	11,836	12,539,031
8.75%, 05/15/30(a)	17,047	17,840,930
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	6,902	7,183,283
GCI LLC, 4.75%, 10/15/28(a)(b)	12,845	12,398,191
GoTo Group Inc., 5.50%, 05/01/28(a)(b)	13,089	8,636,695
Hughes Satellite Systems Corp.
5.25%, 08/01/26	10,163	9,366,971
6.63%, 08/01/26(b)	11,476	8,681,317
Iliad Holding SASU
7.00%, 10/15/28(a)	16,648	16,897,637
7.00%, 04/15/32(a)	16,085	16,509,462
8.50%, 04/15/31(a)(b)	18,434	19,773,801
Level 3 Financing Inc.
3.63%, 01/15/29(a)(b)	2,110	1,793,500
3.75%, 07/15/29(a)(b)	4,145	3,474,795
3.88%, 10/15/30(a)(b)	8,770	7,520,275
4.00%, 04/15/31(a)(b)	8,660	7,447,600
4.50%, 04/01/30(a)(b)	11,479	10,331,100
4.88%, 06/15/29(a)(b)	9,449	8,858,437
6.88%, 06/30/33(a)(b)	29,190	29,579,816
10.00%, 10/15/32(a)(b)	8,070	8,106,230
10.75%, 12/15/30(a)(b)	13,438	15,134,547
11.00%, 11/15/29(a)(b)	26,997	30,609,038
Security	Par (000)	Value
Telecommunications (continued)
Lumen Technologies Inc.
4.13%, 04/15/29(a)	$5,724	$5,574,288
4.13%, 04/15/30(a)(b)	4,966	4,836,716
4.50%, 01/15/29(a)(b)	6,318	5,737,881
10.00%, 10/15/32(a)(b)	8,852	8,951,585
Series P, 7.60%, 09/15/39(b)	6,875	5,878,125
Series U, 7.65%, 03/15/42	3,653	3,030,495
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	13,727	12,648,178
5.13%, 01/15/28(a)(b)	7,472	7,410,313
6.25%, 03/25/29(a)(b)	12,540	12,549,017
7.38%, 04/02/32(a)(b)	9,405	9,661,465
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(e)	14,050	13,850,725
7.00%, 04/15/55, (5-year CMT + 2.653%)(e)	20,595	21,055,738
7.13%, 04/15/55, (5-year CMT + 2.620%)(b)(e)	19,046	19,489,833
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	8,935	8,880,038
Telecom Italia Capital SA
6.00%, 09/30/34(b)	9,581	9,500,290
6.38%, 11/15/33(b)	9,791	10,126,773
7.20%, 07/18/36(b)	9,446	9,903,168
7.72%, 06/04/38	9,445	10,175,265
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(a)(b)	7,198	4,591,604
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.709%)(e)	12,190	12,344,367
7.00%, 10/15/55, (1-day SOFR + 1.350%)(b)(e)	13,050	13,212,042
U.S. Cellular Corp., 6.70%, 12/15/33(b)	10,788	11,326,159
Viasat Inc.
5.63%, 04/15/27(a)(b)	10,834	10,781,666
6.50%, 07/15/28(a)(b)	7,561	7,126,996
7.50%, 05/30/31(a)(b)	13,583	11,826,823
Viavi Solutions Inc., 3.75%, 10/01/29(a)	8,221	7,602,731
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	24,415	22,245,273
4.75%, 07/15/31(a)	25,184	23,299,484
7.75%, 04/15/32(a)(b)	13,897	14,476,574
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)(e)	6,117	5,949,752
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(e)	19,543	17,997,559
5.13%, 06/04/81, (5-year CMT + 3.073%)(b)(e)	16,266	12,542,377
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(e)	37,408	39,091,098
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	41,417	43,359,043
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	22,597	21,464,305
6.13%, 03/01/28(a)	16,418	14,836,060
Zegona Finance PLC, 8.63%, 07/15/29(a)	16,725	17,803,762
		1,359,963,596
Transportation — 0.6%
Beacon Mobility Corp., 7.25%, 08/01/30(a)	8,210	8,365,295
Brightline East LLC, 11.00%, 01/31/30(a)(b)	20,228	13,148,200
Carriage Purchaser Inc., 7.88%, 10/15/29(a)(b)	5,706	5,291,031
Danaos Corp., 8.50%, 03/01/28(a)(b)	3,081	3,141,529

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	$12,059	$11,372,684
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	13,728	13,886,257
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	16,050	16,138,692
RXO Inc., 7.50%, 11/15/27(a)	7,447	7,570,052
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	13,376	13,193,503
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)(b)	10,102	10,610,565
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	13,704	14,217,283
XPO CNW Inc., 6.70%, 05/01/34(b)	4,505	4,685,200
XPO Inc.
7.13%, 06/01/31(a)(b)	9,184	9,501,043
7.13%, 02/01/32(a)(b)	11,605	12,063,200
		143,184,534
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	19,033	18,987,052
5.88%, 04/15/33(a)(b)	8,500	8,423,847
7.00%, 05/01/31(a)(b)	12,828	13,309,640
7.00%, 06/15/32(a)(b)	14,212	14,718,104
7.88%, 12/01/30(a)(b)	9,035	9,579,521
		65,018,164
Total Corporate Bonds & Notes — 98.5% (Cost: $25,099,373,982)		24,882,483,649
Floating Rate Loan Interests
Media — 0.0%
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%, 1.50% PIK), 9.47%, 09/25/29(d)(e)	8,839	7,647,990
Total Floating Rate Loan Interests — 0.0% (Cost: $7,746,477)		7,647,990
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	65,731	1,586,089
Health Care Technology — 0.0%
Quincy Health LLC(c)(h)	11,575	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	30,481	7,316
Professional Services — 0.0%
Affinion Group Inc.(c)	3,506	—
Total Common Stocks — 0.0% (Cost $7,775,317)		1,593,405
Security	Shares	Value
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS(c)	18,412	$414,270
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS(c)	26,650	599,625
		1,013,895
Total Preferred Stocks — 0.0% (Cost $898,900)		1,013,895
Total Long-Term Investments — 98.5% (Cost: $25,115,794,676)		24,892,738,939
Short-Term Securities
Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(j)(k)(l)	4,434,889,086	4,436,663,042
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)	181,750,000	181,750,000
Total Short-Term Securities — 18.3% (Cost: $4,617,535,702)		4,618,413,042
Total Investments — 116.8% (Cost: $29,733,330,378)		29,511,151,981
Liabilities in Excess of Other Assets — (16.8)%		(4,236,903,623)
Net Assets — 100.0%		$25,274,248,358

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,488,771,380	$948,944,609 (a)	$—	$(287,101)	$(765,846)	$4,436,663,042	4,434,889,086	$13,497,276 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	68,470,000	113,280,000 (a)	—	—	—	181,750,000	181,750,000	2,330,266	—
				$(287,101)	$(765,846)	$4,618,413,042		$15,827,542	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$24,879,002,498	$3,481,151	$24,882,483,649
Floating Rate Loan Interests	—	7,647,990	—	7,647,990
Common Stocks	—	7,316	1,586,089	1,593,405
Preferred Stocks	—	—	1,013,895	1,013,895
Short-Term Securities
Money Market Funds	4,618,413,042	—	—	4,618,413,042
	$4,618,413,042	$24,886,657,804	$6,081,135	$29,511,151,981

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
NVS	Non-Voting Shares
PIK	Payment-in-kind

RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate